Schedule of Investments (unaudited)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Ampol Ltd.	91,494	$2,151,135
APA Group	377,133	3,030,309
Aristocrat Leisure Ltd.	204,276	4,739,678
ASX Ltd.	65,498	3,959,987
Aurizon Holdings Ltd.	654,124	1,847,322
Australia & New Zealand Banking Group Ltd.	813,288	15,476,210
BHP Group Ltd.	1,489,613	49,776,051
BlueScope Steel Ltd.	208,865	2,969,140
Brambles Ltd.	506,289	3,738,598
Cochlear Ltd.	14,373	2,315,021
Coles Group Ltd.	414,227	5,446,528
Commonwealth Bank of Australia	504,543	36,671,958
Computershare Ltd.	126,397	2,228,388
Crown Resorts Ltd.(a)	104,194	943,388
CSL Ltd.	140,976	26,905,285
Dexus	383,426	2,997,842
Domino’s Pizza Enterprises Ltd.	18,639	977,077
Endeavour Group Ltd./Australia	389,039	2,129,621
Evolution Mining Ltd.	522,085	1,477,292
Fortescue Metals Group Ltd.	501,101	7,573,174
Glencore PLC	3,057,264	18,837,834
Goodman Group	499,594	8,315,187
GPT Group (The)	771,336	2,742,010
IDP Education Ltd.	64,933	1,204,598
Insurance Australia Group Ltd.	503,431	1,607,601
James Hardie Industries PLC	159,613	4,601,362
Lendlease Corp. Ltd.	213,757	1,831,119
Macquarie Group Ltd.	102,533	14,760,956
Medibank Pvt Ltd.	1,023,029	2,298,892
Mineral Resources Ltd.	36,015	1,463,406
Mirvac Group	1,554,182	2,626,708
National Australia Bank Ltd.	939,907	21,456,831
Newcrest Mining Ltd.	250,377	4,701,918
Northern Star Resources Ltd.	396,336	2,724,329
Orica Ltd.	163,388	1,877,463
Origin Energy Ltd.	594,352	2,842,874
Qantas Airways Ltd.(a)	279,277	1,082,149
QBE Insurance Group Ltd.	495,414	4,274,078
Ramsay Health Care Ltd.	34,742	1,971,512
REA Group Ltd.	10,307	923,383
Reece Ltd.	80,456	977,509
Rio Tinto Ltd.	85,207	6,740,204
Rio Tinto PLC	362,106	25,585,014
Santos Ltd.	1,054,916	5,894,944
Scentre Group	1,695,551	3,532,699
SEEK Ltd.	135,887	2,662,758
Sonic Healthcare Ltd.	109,134	2,818,517
South32 Ltd.	1,578,189	5,255,900
Stockland	852,082	2,466,289
Suncorp Group Ltd.	486,054	3,902,523
Tabcorp Holdings Ltd.	467,836	1,789,106
Telstra Corp. Ltd.	1,322,371	3,753,746
Transurban Group	928,312	9,321,748
Treasury Wine Estates Ltd.	249,523	1,974,146
Vicinity Centres	1,340,718	1,749,388
Washington H Soul Pattinson & Co. Ltd.	58,281	1,135,670
Wesfarmers Ltd.	327,371	11,328,042
Westpac Banking Corp.	1,049,144	17,562,658
Security	Shares	Value

Australia (continued)
WiseTech Global Ltd.	50,543	$1,566,974
Woodside Petroleum Ltd.	239,041	5,200,596
Woolworths Group Ltd.	387,984	10,496,154
		405,212,799
Austria — 0.1%
Erste Group Bank AG	89,975	2,801,439
OMV AG	65,838	3,365,483
Raiffeisen Bank International AG(b)	16,529	188,155
Verbund AG	16,084	1,719,207
voestalpine AG	41,035	1,067,848
		9,142,132
Belgium — 0.2%
Ageas SA/NV	56,484	2,702,848
Anheuser-Busch InBev SA/NV	219,039	12,603,400
Elia Group SA/NV	7,053	1,122,685
Etablissements Franz Colruyt NV	12,446	457,027
Groupe Bruxelles Lambert SA	49,302	4,652,159
KBC Group NV	71,062	4,834,479
Proximus SADP	27,221	475,777
Sofina SA	3,297	1,010,389
Solvay SA	11,314	1,063,937
UCB SA	38,452	4,370,940
Umicore SA	63,942	2,458,151
		35,751,792
Brazil — 0.5%
Ambev SA	1,376,106	4,041,517
Americanas SA	173,038	839,999
Atacadao SA	94,443	392,943
B3 SA - Brasil, Bolsa, Balcao	1,923,311	5,174,008
Banco Bradesco SA	90,907	274,159
Banco BTG Pactual SA	407,368	1,902,553
Banco do Brasil SA	249,031	1,673,320
Banco Inter SA	117,344	360,058
Banco Santander Brasil SA	29,400	188,806
BB Seguridade Participacoes SA	164,375	845,489
BRF SA(a)	207,566	570,141
CCR SA	511,557	1,284,079
Centrais Eletricas Brasileiras SA	160,607	1,315,016
Cia. de Saneamento Basico do Estado de Sao Paulo	110,000	990,766
Cia. Siderurgica Nacional SA	191,583	816,484
Cosan SA	360,842	1,532,718
Energisa SA	20,142	194,089
Engie Brasil Energia SA	54,547	462,286
Equatorial Energia SA	316,235	1,640,038
Hapvida Participacoes e Investimentos SA(c)	1,278,550	2,268,001
Hypera SA	201,222	1,523,018
JBS SA	312,146	2,389,734
Klabin SA	234,569	984,023
Localiza Rent a Car SA	170,845	1,829,415
Lojas Renner SA	277,063	1,330,969
Magazine Luiza SA	796,400	786,099
MercadoLibre Inc.(a)	13,283	12,932,727
Natura & Co. Holding SA	315,248	1,185,380
Petro Rio SA(a)	201,712	1,089,354
Petroleo Brasileiro SA	818,402	5,535,526
Raia Drogasil SA	353,267	1,495,541
Rumo SA	437,764	1,449,488
Suzano SA	220,103	2,208,621
Telefonica Brasil SA	189,444	2,038,153

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Tim SA	335,031	$913,484
Ultrapar Participacoes SA	234,821	620,781
Vale SA	1,171,666	19,738,885
Vibra Energia SA	335,658	1,433,893
WEG SA	445,454	2,712,035
Yara International ASA	64,952	3,302,693
		92,266,289
Canada — 3.3%
Agnico Eagle Mines Ltd.	128,398	7,474,100
Air Canada(a)(b)	52,213	914,485
Algonquin Power & Utilities Corp.	85,210	1,233,726
Alimentation Couche-Tard Inc.	261,023	11,620,212
AltaGas Ltd.	67,237	1,537,713
Ballard Power Systems Inc.(a)(b)	90,060	748,017
Bank of Montreal	199,875	21,192,522
Bank of Nova Scotia (The)	354,044	22,419,709
Barrick Gold Corp.	512,944	11,439,572
BCE Inc.	57,573	3,060,939
BlackBerry Ltd.(a)(b)	137,460	786,464
Brookfield Asset Management Inc., Class A	421,922	21,046,014
Brookfield Renewable Corp., Class A	34,107	1,224,735
CAE Inc.(a)	68,870	1,637,783
Cameco Corp.	133,850	3,456,042
Canadian Apartment Properties REIT	32,132	1,258,617
Canadian Imperial Bank of Commerce	136,969	15,142,130
Canadian National Railway Co.	209,942	24,690,022
Canadian Natural Resources Ltd.	365,583	22,626,789
Canadian Pacific Railway Ltd.	281,252	20,573,114
Canadian Tire Corp. Ltd., Class A, NVS	19,672	2,709,657
Canadian Utilities Ltd., Class A, NVS	98,314	2,955,581
Canopy Growth Corp.(a)(b)	82,152	473,862
CCL Industries Inc., Class B, NVS	65,592	2,859,773
Cenovus Energy Inc.	395,200	7,306,270
CGI Inc.(a)	52,567	4,191,775
Constellation Software Inc.	6,643	10,455,208
Dollarama Inc.	95,842	5,328,327
Emera Inc.	39,917	1,927,413
Empire Co. Ltd., Class A, NVS	33,415	1,103,646
Enbridge Inc.	609,346	26,590,851
Fairfax Financial Holdings Ltd.	9,191	5,050,131
First Quantum Minerals Ltd.	190,529	5,462,331
FirstService Corp.	10,497	1,308,846
Fortis Inc.	116,154	5,651,957
Franco-Nevada Corp.	58,381	8,829,067
George Weston Ltd.	15,637	1,945,359
GFL Environmental Inc.	54,478	1,641,146
Gildan Activewear Inc.	70,844	2,400,529
Great-West Lifeco Inc.	50,422	1,391,006
Hydro One Ltd.(c)	58,036	1,568,980
iA Financial Corp. Inc.	21,307	1,114,071
Imperial Oil Ltd.	91,308	4,597,207
Intact Financial Corp.	39,240	5,489,599
Ivanhoe Mines Ltd., Class A(a)	176,153	1,412,350
Keyera Corp.	53,345	1,323,400
Kinross Gold Corp.	466,251	2,355,481
Lightspeed Commerce Inc.(a)	41,938	937,251
Loblaw Companies Ltd.	40,839	3,735,641
Lundin Mining Corp.	117,912	1,076,642
Magna International Inc.	88,784	5,350,607
Manulife Financial Corp.	592,184	11,579,545
Security	Shares	Value

Canada (continued)
Metro Inc.	55,150	$3,031,286
National Bank of Canada	83,507	5,832,132
Nutrien Ltd.	175,718	17,267,458
Nuvei Corp.(a)(c)	21,624	1,209,254
Onex Corp.	17,206	1,033,847
Open Text Corp.	105,848	4,239,193
Pan American Silver Corp.	69,792	1,730,335
Parkland Corp.	50,388	1,431,252
Pembina Pipeline Corp.	180,556	6,832,077
Power Corp. of Canada	203,957	6,001,304
Quebecor Inc., Class B	33,521	788,806
Restaurant Brands International Inc.	85,702	4,896,018
RioCan REIT	21,114	394,455
Ritchie Bros Auctioneers Inc.	33,407	1,840,096
Rogers Communications Inc., Class B, NVS	115,864	6,311,573
Royal Bank of Canada	414,108	41,825,021
Saputo Inc.	115,302	2,464,635
Shaw Communications Inc., Class B, NVS	143,853	4,284,292
Shopify Inc., Class A(a)	33,549	14,351,132
Sun Life Financial Inc.	176,828	8,797,009
Suncor Energy Inc.	461,611	16,593,777
TC Energy Corp.	283,581	14,999,672
Teck Resources Ltd., Class B	152,459	6,014,574
TELUS Corp.	214,542	5,367,516
TFI International Inc.	23,828	1,916,775
Thomson Reuters Corp.	58,660	5,864,858
TMX Group Ltd.	16,722	1,702,464
Toronto-Dominion Bank (The)	535,158	38,654,350
Tourmaline Oil Corp.	90,705	4,671,345
Waste Connections Inc.	78,364	10,811,881
West Fraser Timber Co. Ltd.	25,783	2,266,110
Wheaton Precious Metals Corp.	143,270	6,421,583
WSP Global Inc.	25,825	3,011,794
		587,064,088
Cayman Islands — 0.0%
New Oriental Education & Technology Group Inc., NVS(b)	46,611	584,968

Chile — 0.0%
Banco de Chile	11,755,064	1,173,770
Banco de Credito e Inversiones SA	29,236	904,754
Banco Santander Chile	21,644,241	1,041,399
Cia. Cervecerias Unidas SA	115,656	773,065
Empresas CMPC SA	374,043	557,494
Empresas COPEC SA	153,584	1,129,241
Enel Americas SA	9,454,577	990,072
Enel Chile SA	9,195,982	242,527
Falabella SA	197,820	555,583
		7,367,905
China — 3.4%
360 DigiTech Inc., ADR	28,829	416,002
3SBio Inc.(a)(c)	472,000	332,992
51job Inc., ADR(a)(b)	12,637	768,961
AAC Technologies Holdings Inc.(b)	193,000	450,806
Agile Group Holdings Ltd.	228,000	109,187
Agricultural Bank of China Ltd., Class A	5,684,300	2,612,066
Agricultural Bank of China Ltd., Class H	4,071,000	1,526,877
Aier Eye Hospital Group Co. Ltd., Class A	244,948	1,310,667
Air China Ltd., Class H(a)(b)	700,000	471,830
Akeso Inc.(a)(b)(c)	77,000	143,649

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Alibaba Group Holding Ltd.(a)	4,493,976	$54,816,070
Alibaba Health Information Technology Ltd.(a)(b)	1,458,000	821,472
Alibaba Pictures Group Ltd.(a)	3,820,000	322,321
A-Living Smart City Services Co. Ltd., Class A(c)	151,750	240,003
Aluminum Corp. of China Ltd., Class H(a)	1,516,000	695,206
Anhui Conch Cement Co. Ltd., Class A	441,192	2,642,927
Anhui Conch Cement Co. Ltd., Class H	71,500	388,533
ANTA Sports Products Ltd.	313,600	3,604,044
Autohome Inc., ADR	21,943	637,883
AviChina Industry & Technology Co. Ltd., Class H	856,000	464,432
Baidu Inc., ADR(a)	83,656	10,387,566
Bank of China Ltd., Class H	22,750,000	8,926,701
Bank of Communications Co. Ltd., Class A	4,271,600	3,253,314
Bank of Communications Co. Ltd., Class H	1,116,000	776,612
Bank of Ningbo Co. Ltd., Class A	423,315	2,292,557
Bank of Shanghai Co. Ltd., Class A	2,760,151	2,686,655
BeiGene Ltd., ADR(a)	15,308	2,449,280
Beijing Capital International Airport Co. Ltd., Class H(a)	552,000	301,562
Beijing Enterprises Holdings Ltd.	82,000	277,213
Beijing Enterprises Water Group Ltd.	1,340,000	433,473
Bilibili Inc., ADR(a)(b)	50,401	1,226,760
BOC Aviation Ltd.(c)	70,100	549,890
Bosideng International Holdings Ltd.	1,128,000	562,613
BYD Co. Ltd., Class A	65,700	2,370,312
BYD Co. Ltd., Class H	198,500	5,776,692
BYD Electronic International Co. Ltd.	220,000	438,537
CanSino Biologics Inc., Class H(a)(c)	28,800	305,596
CGN Power Co. Ltd., Class H(c)	6,382,000	1,793,364
China Bohai Bank Co. Ltd., Class H(c)	846,500	139,160
China Cinda Asset Management Co. Ltd., Class H	554,000	93,418
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,087,145
China Communications Services Corp. Ltd., Class H	582,000	265,066
China Conch Venture Holdings Ltd.	585,500	1,520,410
China Construction Bank Corp., Class H	28,556,260	20,343,451
China Education Group Holdings Ltd.	351,000	299,135
China Everbright Bank Co. Ltd., Class A	5,456,200	2,608,781
China Everbright Environment Group Ltd.	1,206,000	707,889
China Evergrande Group(d)	740,000	145,468
China Feihe Ltd.(c)	1,209,000	1,149,478
China Galaxy Securities Co. Ltd., Class H	1,473,500	801,470
China Gas Holdings Ltd.	866,200	1,055,869
China Hongqiao Group Ltd.	619,000	770,178
China International Capital Corp. Ltd., Class H(c)	498,800	999,781
China Jinmao Holdings Group Ltd.	1,386,000	455,516
China Lesso Group Holdings Ltd.	391,000	488,958
China Life Insurance Co. Ltd., Class H	2,209,000	3,210,056
China Literature Ltd.(a)(b)(c)	111,000	466,435
China Longyuan Power Group Corp. Ltd., Class H	996,000	1,921,097
China Medical System Holdings Ltd.	460,000	658,603
China Meidong Auto Holdings Ltd.	214,000	704,354
China Mengniu Dairy Co. Ltd.	947,000	5,110,977
China Merchants Bank Co. Ltd., Class A	702,200	4,196,135
China Merchants Bank Co. Ltd., Class H	1,012,288	6,101,307
China Merchants Port Holdings Co. Ltd.	444,000	775,133
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	813,122	1,915,594
China Minsheng Banking Corp. Ltd., Class A	4,219,200	2,343,706
China Minsheng Banking Corp. Ltd., Class H	13,500	5,119
China Molybdenum Co. Ltd., Class H	1,476,000	734,012
Security	Shares	Value

China (continued)
China National Building Material Co. Ltd., Class H	1,060,000	$1,410,660
China Oilfield Services Ltd., Class H	670,000	685,919
China Overseas Land & Investment Ltd.	1,133,000	3,500,152
China Overseas Property Holdings Ltd.	515,000	609,609
China Pacific Insurance Group Co. Ltd., Class A	675,297	2,099,002
China Pacific Insurance Group Co. Ltd., Class H	427,800	948,421
China Petroleum & Chemical Corp., Class H	7,399,200	3,621,699
China Power International Development Ltd.	1,969,000	952,043
China Railway Group Ltd., Class H	1,193,000	835,533
China Resources Beer Holdings Co. Ltd.	452,000	2,654,975
China Resources Cement Holdings Ltd.	506,000	419,847
China Resources Gas Group Ltd.	284,000	1,067,098
China Resources Land Ltd.	812,000	3,626,565
China Resources Mixc Lifestyle Services Ltd.(c)	160,000	768,690
China Resources Power Holdings Co. Ltd.	592,000	1,113,155
China Ruyi Holdings Ltd.(a)(b)	1,196,000	286,651
China Shenhua Energy Co. Ltd., Class H	1,182,000	3,776,318
China Southern Airlines Co. Ltd., Class H(a)(b)	732,000	408,813
China State Construction Engineering Corp. Ltd., Class A	5,218,477	4,912,182
China State Construction International Holdings Ltd.	686,000	885,378
China Taiping Insurance Holdings Co. Ltd.	720,400	823,608
China Tourism Group Duty Free Corp. Ltd., Class A	48,592	1,311,087
China Tower Corp. Ltd., Class H(c)	12,478,000	1,456,297
China Traditional Chinese Medicine Holdings Co. Ltd.	1,174,000	571,998
China Vanke Co. Ltd., Class A	721,296	2,100,835
China Vanke Co. Ltd., Class H	153,000	360,774
China Yangtze Power Co. Ltd., Class A	1,017,810	3,468,479
Chinasoft International Ltd.	896,000	724,990
Chindata Group Holdings Ltd., ADR(a)(b)	42,451	264,894
Chongqing Zhifei Biological Products Co. Ltd., Class A	58,100	822,433
CIFI Ever Sunshine Services Group Ltd.	232,000	307,262
CIFI Holdings Group Co. Ltd.	866,900	416,994
CITIC Ltd.	1,441,000	1,490,728
CITIC Securities Co. Ltd., Class A	1,135,483	3,328,992
CITIC Securities Co. Ltd., Class H	739,025	1,623,736
Contemporary Amperex Technology Co. Ltd., Class A	49,000	2,969,801
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	1,287,800	2,003,509
COSCO SHIPPING Ports Ltd.	542,000	386,466
Country Garden Holdings Co. Ltd.	2,238,866	1,548,571
Country Garden Services Holdings Co. Ltd.	594,000	2,503,579
CSPC Pharmaceutical Group Ltd.	2,735,120	2,796,238
Dali Foods Group Co. Ltd.(c)	1,218,000	619,844
Daqo New Energy Corp., ADR(a)(b)	21,315	886,065
DiDi Global Inc., ADR(a)(b)	93,420	175,630
Dongfeng Motor Group Co. Ltd., Class H	670,000	488,762
Dongyue Group Ltd.	508,000	598,060
ENN Energy Holdings Ltd.	227,700	3,050,058
Far East Horizon Ltd.	462,000	376,843
Flat Glass Group Co. Ltd., Class H(b)	195,000	697,286
Foshan Haitian Flavouring & Food Co. Ltd., Class A	115,601	1,409,418
Fosun International Ltd.	702,000	739,832
Fuyao Glass Industry Group Co. Ltd., Class H(c)	226,400	925,001
Ganfeng Lithium Co. Ltd., Class H(c)	109,400	1,309,432
GDS Holdings Ltd., ADR(a)(b)	35,260	1,107,869
Geely Automobile Holdings Ltd.	1,685,000	2,605,328
Genscript Biotech Corp.(a)	380,000	1,073,348
GF Securities Co. Ltd., Class H	497,800	622,177
GOME Retail Holdings Ltd.(a)(b)	3,502,000	169,635

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Great Wall Motor Co. Ltd., Class H	1,041,000	$1,457,844
Greentown China Holdings Ltd.	237,000	416,196
Greentown Service Group Co. Ltd.	488,000	485,818
Guangdong Investment Ltd.	986,000	1,262,417
Guangzhou Automobile Group Co. Ltd., Class H	886,000	751,236
Guangzhou R&F Properties Co. Ltd., Class H(b)	370,800	137,651
Haidilao International Holding Ltd.(b)(c)	306,000	593,945
Haier Smart Home Co. Ltd., Class H	787,000	2,780,309
Haitian International Holdings Ltd.	196,000	482,440
Haitong Securities Co. Ltd., Class H	892,800	623,508
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	46,800	453,562
Hansoh Pharmaceutical Group Co. Ltd.(c)	394,000	648,969
Hello Group Inc., ADR	44,747	238,054
Hengan International Group Co. Ltd.	197,500	933,350
Hopson Development Holdings Ltd.	200,890	387,335
Hua Hong Semiconductor Ltd.(a)(c)	182,000	706,755
Huabao International Holdings Ltd.(b)	233,000	127,117
Huaneng Power International Inc., Class H	1,430,000	718,352
Huatai Securities Co. Ltd., Class H(c)	645,400	887,058
Huazhu Group Ltd., ADR	67,185	2,031,674
Hutchmed China Ltd, ADR(a)	32,752	494,228
Hygeia Healthcare Holdings Co. Ltd.(c)	121,800	588,582
I-Mab, ADR(a)(b)	19,841	248,806
Industrial & Commercial Bank of China Ltd., Class A	4,136,791	2,967,432
Industrial & Commercial Bank of China Ltd., Class H	14,485,260	8,731,806
Industrial Bank Co. Ltd., Class A	908,000	2,776,287
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	392,400	2,261,117
Innovent Biologics Inc.(a)(c)	376,500	1,167,692
iQIYI Inc., ADR(a)(b)	86,084	306,459
JD Health International Inc.(a)(c)	127,700	796,089
JD.com Inc., Class A(a)	611,026	19,050,896
Jiangsu Expressway Co. Ltd., Class H	350,000	345,792
Jiangsu Hengrui Medicine Co. Ltd., Class A	270,118	1,193,034
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	58,600	1,390,724
Jiangxi Copper Co. Ltd., Class H	375,000	586,584
Jinxin Fertility Group Ltd.(a)(c)	514,500	322,484
Jiumaojiu International Holdings Ltd.(b)(c)	307,000	675,425
JOYY Inc., ADR	19,122	756,658
Kanzhun Ltd.(a)(b)	36,597	861,127
KE Holdings Inc., ADR(a)(b)	104,203	1,477,599
Kingboard Holdings Ltd.	282,000	1,269,597
Kingboard Laminates Holdings Ltd.(b)	494,000	757,774
Kingdee International Software Group Co. Ltd.(a)(b)	798,000	1,628,393
Kingsoft Corp. Ltd.	278,600	836,081
Kuaishou Technology(a)(c)	155,000	1,265,696
Kunlun Energy Co. Ltd.	1,192,000	989,225
Kweichow Moutai Co. Ltd., Class A	22,932	6,294,742
KWG Group Holdings Ltd.	378,000	135,254
Legend Biotech Corp., ADR(a)(b)	15,429	619,474
Lenovo Group Ltd.	2,306,000	2,239,132
Li Auto Inc., ADR(a)(b)	164,775	3,695,903
Li Ning Co. Ltd.	688,500	5,366,284
Logan Group Co. Ltd.	214,000	66,581
Longfor Group Holdings Ltd.(c)	506,000	2,506,007
LONGi Green Energy Technology Co. Ltd., Class A	157,600	1,584,782
Lufax Holding Ltd., ADR	170,210	944,666
Luxshare Precision Industry Co. Ltd., Class A	273,740	1,258,550
Luzhou Laojiao Co. Ltd., Class A	35,100	1,104,323
Meituan, Class B(a)(c)	1,217,700	26,090,922
Security	Shares	Value

China (continued)
Microport Scientific Corp.	231,800	$455,617
Ming Yuan Cloud Group Holdings Ltd.(b)	323,000	419,519
Minth Group Ltd.	244,000	574,914
MMG Ltd.(a)	828,000	349,148
Muyuan Foods Co. Ltd., Class A	168,612	1,311,754
NetEase Inc.	592,290	11,345,474
New China Life Insurance Co. Ltd., Class H	231,500	586,551
Nine Dragons Paper Holdings Ltd.	366,000	323,227
NIO Inc., ADR(a)(b)	378,595	6,322,537
Noah Holdings Ltd., ADR(a)	10,686	192,027
Nongfu Spring Co. Ltd., Class H(b)(c)	530,000	2,804,720
People’s Insurance Co. Group of China Ltd. (The), Class H	1,986,000	632,647
PetroChina Co. Ltd., Class H	6,130,000	2,909,874
Pharmaron Beijing Co. Ltd., Class H(c)	67,600	849,221
PICC Property & Casualty Co. Ltd., Class H	1,726,000	1,765,385
Pinduoduo Inc., ADR(a)	135,072	5,820,252
Ping An Bank Co. Ltd., Class A	941,100	2,156,809
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	163,900	403,392
Ping An Insurance Group Co. of China Ltd., Class A	565,400	3,765,799
Ping An Insurance Group Co. of China Ltd., Class H	1,628,000	10,290,121
Poly Developments and Holdings Group Co. Ltd., Class A	797,999	2,178,484
Postal Savings Bank of China Co. Ltd., Class A	2,764,500	2,234,465
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	1,010,654
Powerlong Real Estate Holdings Ltd.(b)	399,000	135,300
RLX Technology Inc., ADR(a)(b)	190,008	385,716
SAIC Motor Corp. Ltd., Class A	648,513	1,544,678
Sany Heavy Equipment International Holdings Co. Ltd.	555,000	522,854
Seazen Group Ltd.	534,000	225,554
Shandong Gold Mining Co. Ltd., Class H(b)(c)	291,500	538,422
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	835,600	890,205
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	194,500	832,098
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., Class B	322,400	294,732
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	252,900	408,933
Shanghai Pudong Development Bank Co. Ltd., Class A	2,844,065	3,426,750
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	32,100	1,310,461
Shenzhen International Holdings Ltd.	296,500	317,548
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	31,800	1,490,633
Shenzhou International Group Holdings Ltd.	225,700	3,062,515
Shimao Group Holdings Ltd.(d)	279,000	148,009
Silergy Corp.	24,000	2,136,778
Sino Biopharmaceutical Ltd.	3,267,000	1,713,645
Sinopharm Group Co. Ltd., Class H	373,600	859,720
Sinotruk Hong Kong Ltd.	188,000	227,391
Smoore International Holdings Ltd.(c)	536,000	1,120,947
Sun Art Retail Group Ltd.	593,500	184,230
Sunac China Holdings Ltd.(d)	673,000	369,950
Sunac Services Holdings Ltd.(a)(c)	294,000	160,228
Sunny Optical Technology Group Co. Ltd.	222,400	3,241,233
TAL Education Group, ADR(a)	122,152	414,095
Tencent Holdings Ltd.	1,686,900	79,494,969
Tencent Music Entertainment Group, ADR(a)(b)	184,048	782,204

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tingyi Cayman Islands Holding Corp.	750,000	$1,368,870
Tongcheng Travel Holdings Ltd.(a)	420,000	740,616
Topsports International Holdings Ltd.(c)	512,000	391,603
TravelSky Technology Ltd., Class H	374,000	564,805
Trip.com Group Ltd., ADR(a)	154,122	3,644,985
Tsingtao Brewery Co. Ltd., Class H	206,000	1,667,809
Uni-President China Holdings Ltd.	586,000	513,512
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	139,000	255,177
Vinda International Holdings Ltd.(b)	204,000	493,947
Vipshop Holdings Ltd., ADR(a)	124,213	951,472
Wanhua Chemical Group Co. Ltd., Class A	147,653	1,717,721
Want Want China Holdings Ltd.	1,672,000	1,509,258
Weibo Corp., ADR(a)(b)	17,521	405,436
Weichai Power Co. Ltd., Class H	649,000	906,592
Weimob Inc.(a)(b)(c)	979,000	573,713
Wens Foodstuffs Group Co. Ltd., Class A(a)	689,616	1,930,310
Wharf Holdings Ltd. (The)	404,200	1,184,265
Wuliangye Yibin Co. Ltd., Class A	100,200	2,427,722
WuXi AppTec Co. Ltd., Class A	135,859	2,093,730
WuXi AppTec Co. Ltd., Class H(c)	70,512	959,089
Wuxi Biologics Cayman Inc., New(a)(c)	1,048,000	7,735,089
Xiaomi Corp., Class B(a)(c)	4,400,800	6,699,506
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	319,600	454,262
Xinyi Solar Holdings Ltd.	1,442,000	2,143,424
XPeng Inc., ADR(a)(b)	117,341	2,887,762
Yadea Group Holdings Ltd.(c)	446,000	672,254
Yankuang Energy Group Co Ltd, Class H	576,000	1,624,992
Yihai International Holding Ltd.	194,000	546,125
Yuexiu Property Co. Ltd.	381,000	396,436
Yum China Holdings Inc.	132,962	5,557,812
Zai Lab Ltd., ADR(a)(b)	29,630	1,184,015
Zhejiang Expressway Co. Ltd., Class H	528,000	436,692
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	158,400	544,633
Zhongsheng Group Holdings Ltd.	187,000	1,235,661
Zhuzhou CRRC Times Electric Co. Ltd.	182,400	717,064
Zijin Mining Group Co. Ltd., Class H	1,980,000	2,883,094
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	505,000	295,276
ZTE Corp., Class H	217,200	456,034
ZTO Express Cayman Inc., ADR	126,930	3,491,844
		612,357,688
Colombia — 0.0%
Ecopetrol SA	2,649,102	2,145,786
Grupo de Inversiones Suramericana SA	121,604	1,232,016
Interconexion Electrica SA ESP	26,649	146,509
		3,524,311
Czech Republic — 0.0%
CEZ AS	81,296	3,484,799
Komercni Banka AS	47,016	1,544,002
		5,028,801
Denmark — 0.7%
Ambu A/S, Class B(b)	53,577	705,205
AP Moller - Maersk A/S, Class A	2,058	5,825,454
AP Moller - Maersk A/S, Class B, NVS	598	1,730,747
Carlsberg A/S, Class B	35,466	4,505,357
Chr Hansen Holding A/S	33,873	2,639,035
Coloplast A/S, Class B	26,596	3,583,244
Security	Shares	Value

Denmark (continued)
Danske Bank A/S	201,677	$3,093,492
Demant A/S(a)	24,815	1,090,459
DSV A/S	64,723	10,611,443
Genmab A/S(a)	20,661	7,265,264
GN Store Nord A/S	36,345	1,364,011
Novo Nordisk A/S, Class B	504,736	57,654,091
Novozymes A/S, Class B	65,134	4,540,460
Orsted AS(c)	50,654	5,603,873
Pandora A/S	33,743	2,962,851
Tryg A/S	122,855	2,921,136
Vestas Wind Systems A/S	310,015	7,905,691
		124,001,813
Egypt — 0.0%
Commercial International Bank Egypt SAE	423,208	1,021,809

Finland — 0.3%
Elisa Oyj	32,204	1,887,843
Fortum Oyj	149,952	2,493,079
Kesko Oyj, Class B	84,223	2,120,436
Kone Oyj, Class B	76,639	3,684,626
Neste Oyj	130,842	5,614,277
Nokia Oyj(a)	1,638,316	8,306,377
Nordea Bank Abp	944,866	9,420,387
Orion Oyj, Class B	27,418	1,075,403
Sampo Oyj, Class A	148,281	7,200,146
Stora Enso Oyj, Class R	197,955	3,895,654
UPM-Kymmene Oyj	165,253	5,716,480
Wartsila OYJ Abp	169,772	1,363,242
		52,777,950
France — 2.7%
Accor SA(a)	76,064	2,498,978
Aeroports de Paris(a)	5,652	799,474
Air Liquide SA	144,771	25,046,580
Airbus SE	181,221	19,838,597
Alstom SA	90,243	1,983,578
Amundi SA(c)	12,544	754,271
ArcelorMittal SA	198,253	5,780,600
Arkema SA	26,093	2,973,148
AXA SA	535,422	14,164,599
BioMerieux	10,445	994,383
BNP Paribas SA	331,530	17,190,286
Bollore SE	77,745	362,791
Bouygues SA	79,940	2,748,597
Bureau Veritas SA	30,201	867,575
Capgemini SE	52,734	10,735,533
Carrefour SA	192,685	4,086,380
Cie. de Saint-Gobain	162,885	9,502,411
Cie. Generale des Etablissements Michelin SCA	57,073	7,069,057
CNP Assurances	42,004	923,017
Covivio	9,045	644,163
Credit Agricole SA	340,474	3,676,459
Danone SA	184,301	11,144,912
Dassault Systemes SE	152,724	6,754,120
Edenred	92,850	4,663,128
Eiffage SA	15,205	1,501,474
Electricite de France SA	139,493	1,268,136
Engie SA	555,775	6,558,406
EssilorLuxottica SA	87,961	14,975,159
Eurazeo SE	3,235	248,574
Eurofins Scientific SE	31,663	2,942,689

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Faurecia SE	20,898	$454,280
Gecina SA	5,927	667,665
Getlink SE	206,903	3,786,141
Hermes International	9,593	11,828,715
Ipsen SA	10,773	1,116,770
Kering SA	22,790	12,125,930
Klepierre SA	40,707	974,349
La Francaise des Jeux SAEM(c)	28,632	1,069,146
Legrand SA	86,904	7,700,925
L’Oreal SA	76,728	27,914,403
LVMH Moet Hennessy Louis Vuitton SE	82,953	53,681,790
Orange SA	420,363	5,004,588
Orpea SA	13,351	477,462
Pernod Ricard SA	66,812	13,788,935
Publicis Groupe SA	82,728	4,966,714
Remy Cointreau SA	4,015	795,909
Renault SA(a)	67,079	1,638,982
Safran SA	99,771	10,715,253
Sanofi	341,891	36,136,129
Sartorius Stedim Biotech	6,775	2,216,977
Schneider Electric SE	169,402	24,303,956
SEB SA	5,107	613,286
Societe Generale SA	223,945	5,382,304
Sodexo SA	14,360	1,080,239
Teleperformance	12,517	4,492,490
Thales SA	22,975	2,941,372
TotalEnergies SE	753,161	36,982,438
Ubisoft Entertainment SA(a)	31,535	1,425,790
Unibail-Rodamco-Westfield(a)(b)	38,667	2,728,920
Valeo	82,984	1,508,741
Veolia Environnement SA	216,297	6,310,805
Vinci SA	155,232	15,062,760
Vivendi SE	243,923	2,801,596
Wendel SE	16,054	1,599,527
Worldline SA/France(a)(c)	74,307	2,923,548
		489,915,910
Germany — 1.8%
adidas AG	56,806	11,455,451
Allianz SE, Registered	119,223	26,900,772
Aroundtown SA	279,398	1,404,962
BASF SE	272,413	14,346,078
Bayer AG, Registered	295,171	19,443,221
Bayerische Motoren Werke AG	105,595	8,623,496
Bechtle AG	26,189	1,210,186
Beiersdorf AG	27,622	2,774,368
Brenntag SE	30,873	2,382,268
Carl Zeiss Meditec AG, Bearer	10,635	1,335,805
Commerzbank AG(a)	325,189	2,122,940
Continental AG(a)	32,897	2,254,797
Covestro AG(c)	64,526	2,778,201
Daimler Truck Holding AG(a)	133,224	3,583,023
Delivery Hero SE(a)(c)	47,060	1,654,298
Deutsche Bank AG, Registered(a)	616,959	6,169,174
Deutsche Boerse AG	58,191	10,130,735
Deutsche Lufthansa AG, Registered(a)(b)	138,276	1,028,714
Deutsche Post AG, Registered	305,122	13,035,562
Deutsche Telekom AG, Registered	991,556	18,265,601
E.ON SE	687,359	7,153,315
Evonik Industries AG	44,116	1,153,914
Fresenius Medical Care AG & Co. KGaA	57,031	3,546,578
Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	125,327	$4,430,053
GEA Group AG	59,796	2,327,646
Hannover Rueck SE	12,410	1,928,893
HeidelbergCement AG	42,445	2,445,147
HelloFresh SE(a)	53,092	2,238,051
Henkel AG & Co. KGaA	34,494	2,189,028
Infineon Technologies AG	407,460	11,565,024
KION Group AG	15,807	879,280
Knorr-Bremse AG	14,044	1,001,542
LANXESS AG	30,904	1,194,627
LEG Immobilien SE	17,566	1,801,051
Mercedes-Benz Group AG	256,738	17,920,612
Merck KGaA	41,751	7,745,949
MTU Aero Engines AG	17,443	3,517,652
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	42,454	10,110,024
Nemetschek SE	21,170	1,679,931
Puma SE	33,689	2,478,789
Rational AG	1,004	612,485
RWE AG	193,772	8,045,297
SAP SE	309,662	31,382,989
Scout24 SE(c)	27,802	1,758,429
Siemens AG, Registered	227,425	27,963,035
Siemens Healthineers AG(c)	61,156	3,270,008
Symrise AG	26,945	3,206,300
Telefonica Deutschland Holding AG	210,293	632,462
Uniper SE(b)	41,367	1,063,324
United Internet AG, Registered(e)	24,593	791,178
Volkswagen AG	2,630	570,346
Vonovia SE(b)	216,255	8,615,808
Zalando SE(a)(c)	66,715	2,624,985
		328,743,404
Greece — 0.0%
Hellenic Telecommunications Organization SA	56,482	1,086,604
JUMBO SA	65,225	1,057,158
OPAP SA	28,613	424,113
		2,567,875
Hong Kong — 0.7%
AIA Group Ltd.	3,635,600	35,715,253
BOC Hong Kong Holdings Ltd.	799,000	2,892,268
Budweiser Brewing Co. APAC Ltd.(c)	567,000	1,410,807
Chow Tai Fook Jewellery Group Ltd.	544,600	913,143
CK Asset Holdings Ltd.	639,516	4,335,368
CK Infrastructure Holdings Ltd.	215,000	1,445,532
CLP Holdings Ltd.	499,500	4,874,309
ESR Cayman Ltd.(a)(c)	695,800	2,112,175
Futu Holdings Ltd., ADR(a)(b)	21,563	689,800
Galaxy Entertainment Group Ltd.	572,000	3,263,927
Hang Lung Properties Ltd.	610,000	1,166,668
Hang Seng Bank Ltd.	223,100	3,950,088
Henderson Land Development Co. Ltd.	299,003	1,209,173
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,345,500	1,328,868
HKT Trust & HKT Ltd., Class SS	1,215,000	1,743,456
Hong Kong & China Gas Co. Ltd.	3,694,040	4,074,231
Hong Kong Exchanges & Clearing Ltd.	295,000	12,513,598
Hongkong Land Holdings Ltd.(b)	365,600	1,705,509
Jardine Matheson Holdings Ltd.	56,900	3,023,097
Link REIT	630,400	5,445,258

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Melco Resorts & Entertainment Ltd., ADR(a)(b)	82,887	$474,114
MTR Corp. Ltd.	432,500	2,297,918
New World Development Co. Ltd.	483,916	1,850,877
Power Assets Holdings Ltd.	450,000	3,030,776
Sands China Ltd.(a)	704,000	1,551,739
Sino Land Co. Ltd.	550,000	726,980
SITC International Holdings Co. Ltd.(b)	441,000	1,466,090
Sun Hung Kai Properties Ltd.	299,500	3,449,367
Swire Pacific Ltd., Class A	136,000	774,644
Swire Properties Ltd.	195,800	469,246
Techtronic Industries Co. Ltd.	401,500	5,359,260
WH Group Ltd.(c)	3,332,500	2,301,421
Wharf Real Estate Investment Co. Ltd.	476,200	2,244,125
Xinyi Glass Holdings Ltd.	547,000	1,210,408
		121,019,493
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	52,196	442,576
OTP Bank Nyrt(a)	80,718	2,407,771
Richter Gedeon Nyrt	14,254	284,397
		3,134,744
India — 1.5%
Adani Enterprises Ltd.	85,301	2,582,356
Adani Green Energy Ltd.(a)	131,360	4,915,700
Adani Ports & Special Economic Zone Ltd.	185,375	2,059,386
Adani Total Gas Ltd.	83,803	2,686,947
Adani Transmission Ltd.(a)	85,301	3,084,639
Ambuja Cements Ltd.	110,208	533,248
Apollo Hospitals Enterprise Ltd.	35,158	2,035,884
Asian Paints Ltd.	134,160	5,655,137
Aurobindo Pharma Ltd.	112,720	921,666
Avenue Supermarts Ltd.(a)(c)	48,408	2,479,708
Axis Bank Ltd.(a)	577,306	5,441,998
Bajaj Auto Ltd.	20,243	982,518
Bajaj Finance Ltd.	88,008	7,586,458
Bajaj Finserv Ltd.	13,863	2,671,790
Bandhan Bank Ltd.(c)	184,727	801,042
Bharat Electronics Ltd.	318,657	986,252
Bharat Forge Ltd.	59,083	537,224
Bharat Petroleum Corp. Ltd.	223,324	1,050,956
Bharti Airtel Ltd.(a)	767,390	7,364,886
Biocon Ltd.(a)	133,312	639,438
Britannia Industries Ltd.	35,620	1,520,183
Cholamandalam Investment and Finance Co. Ltd.	145,254	1,391,109
Cipla Ltd.	158,741	2,026,026
Colgate-Palmolive India Ltd.	32,670	705,017
Container Corp. of India Ltd.	90,484	758,286
Dabur India Ltd.	173,110	1,253,211
Divi’s Laboratories Ltd.	45,210	2,646,500
DLF Ltd.	194,177	935,560
Dr. Reddy’s Laboratories Ltd.	39,930	2,150,510
Eicher Motors Ltd.	46,739	1,594,466
GAIL India Ltd.	451,947	934,321
Godrej Consumer Products Ltd.(a)	94,801	961,368
Godrej Properties Ltd.(a)	35,889	729,947
Grasim Industries Ltd.	89,705	1,971,149
Havells India Ltd.	78,137	1,332,125
HCL Technologies Ltd.	349,421	4,894,179
HDFC Asset Management Co. Ltd.(c)	17,205	455,564
HDFC Life Insurance Co. Ltd.(c)	294,546	2,233,367
Security	Shares	Value

India (continued)
Hero MotoCorp Ltd.	38,006	$1,234,604
Hindalco Industries Ltd.	443,255	2,759,591
Hindustan Unilever Ltd.	258,090	7,498,464
Housing Development Finance Corp. Ltd.	530,909	15,317,755
ICICI Bank Ltd.	1,316,798	12,658,460
ICICI Lombard General Insurance Co. Ltd.(c)	50,179	834,074
Indian Railway Catering & Tourism Corp. Ltd.	81,102	780,614
Indraprastha Gas Ltd.	104,676	480,143
Info Edge India Ltd.	27,203	1,639,261
Infosys Ltd.	1,046,959	21,218,907
InterGlobe Aviation Ltd.(a)(c)	39,590	953,439
ITC Ltd.	1,015,777	3,423,588
JSW Steel Ltd.	283,112	2,664,638
Jubilant Foodworks Ltd., NVS	129,205	912,416
Kotak Mahindra Bank Ltd.	193,045	4,476,739
Larsen & Toubro Infotech Ltd.(c)	14,120	883,881
Larsen & Toubro Ltd.	205,633	4,519,310
Lupin Ltd.	90,971	881,718
Mahindra & Mahindra Ltd.	251,224	3,009,729
Marico Ltd.	148,901	1,012,043
Maruti Suzuki India Ltd.	42,227	4,229,287
Mindtree Ltd.	21,839	999,339
Motherson Sumi Systems Ltd.	340,369	607,969
Nestle India Ltd.	9,254	2,206,389
NTPC Ltd.	1,196,717	2,428,984
Oil & Natural Gas Corp. Ltd.	689,900	1,429,752
Page Industries Ltd.	1,783	1,057,282
PI Industries Ltd.	20,687	765,373
Pidilite Industries Ltd.	44,530	1,407,587
Piramal Enterprises Ltd.	34,329	961,537
Power Grid Corp. of India Ltd.	750,486	2,223,957
Reliance Industries Ltd.	877,215	31,783,625
SBI Life Insurance Co. Ltd.(c)	144,768	2,079,255
Shree Cement Ltd.	3,200	1,076,684
Shriram Transport Finance Co. Ltd.	66,521	1,033,299
Siemens Ltd.	19,968	588,416
SRF Ltd.	47,275	1,537,502
State Bank of India	593,744	3,813,397
Sun Pharmaceutical Industries Ltd.	295,738	3,574,876
Tata Consultancy Services Ltd.	284,071	13,092,359
Tata Consumer Products Ltd.	203,787	2,183,577
Tata Motors Ltd.(a)	532,017	3,010,654
Tata Power Co. Ltd. (The)	470,196	1,473,223
Tata Steel Ltd.	231,937	3,808,209
Tech Mahindra Ltd.	208,140	3,399,369
Titan Co. Ltd.	112,370	3,585,563
UltraTech Cement Ltd.	31,728	2,732,520
UPL Ltd.	171,167	1,827,553
Vedanta Ltd.	221,160	1,163,369
Wipro Ltd.	423,487	2,782,474
Zomato Ltd.(a)	540,651	501,371
		274,034,246
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,121,700	941,705
Astra International Tbk PT	7,998,600	4,176,401
Bank Central Asia Tbk PT	13,820,700	7,751,638
Bank Jago Tbk PT(a)	1,237,300	993,842
Bank Mandiri Persero Tbk PT	5,222,014	3,206,498
Bank Negara Indonesia Persero Tbk PT	3,367,888	2,127,326
Bank Rakyat Indonesia Persero Tbk PT	19,955,330	6,648,857

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Barito Pacific Tbk PT	7,598,500	$443,995
Charoen Pokphand Indonesia Tbk PT	2,758,745	980,033
Gudang Garam Tbk PT	125,300	265,130
Indah Kiat Pulp & Paper Tbk PT	682,500	355,707
Indocement Tunggal Prakarsa Tbk PT	852,200	614,159
Indofood Sukses Makmur Tbk PT	2,952,200	1,284,648
Kalbe Farma Tbk PT	8,902,700	1,007,134
Merdeka Copper Gold Tbk PT(a)	4,516,832	1,646,059
Semen Indonesia Persero Tbk PT	1,527,100	673,864
Telkom Indonesia Persero Tbk PT	13,111,600	4,178,491
Unilever Indonesia Tbk PT	3,268,600	874,886
United Tractors Tbk PT	825,906	1,724,792
		39,895,165
Ireland — 0.6%
CRH PLC	266,548	10,535,267
Flutter Entertainment PLC, Class DI(a)	45,631	4,585,432
Horizon Therapeutics PLC(a)	65,228	6,428,872
Kerry Group PLC, Class A	61,992	6,866,840
Kingspan Group PLC	28,810	2,681,838
Linde PLC	153,095	47,759,516
Seagate Technology Holdings PLC	65,105	5,341,214
Smurfit Kappa Group PLC	100,250	4,236,141
STERIS PLC	24,984	5,597,665
Trane Technologies PLC	73,267	10,249,321
		104,282,106
Israel — 0.2%
Azrieli Group Ltd.	10,219	877,794
Bank Hapoalim BM	207,863	1,927,141
Bank Leumi Le-Israel BM	221,435	2,323,904
Check Point Software Technologies Ltd.(a)(b)	29,582	3,735,911
CyberArk Software Ltd.(a)(b)	11,340	1,781,968
Elbit Systems Ltd.(b)	7,992	1,734,806
Fiverr International Ltd.(a)(b)	11,209	596,879
Grab Holdings Ltd., Class A(a)(b)	306,360	903,762
ICL Group Ltd.	330,565	3,584,746
Inmode Ltd.(a)	19,693	494,491
Isracard Ltd.	1	5
Israel Discount Bank Ltd., Class A	219,728	1,297,810
Kornit Digital Ltd.(a)(b)	14,411	958,332
Mizrahi Tefahot Bank Ltd.	72,723	2,689,999
Nice Ltd.(a)	20,408	4,243,418
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	346,154	3,015,001
Wix.com Ltd.(a)	16,833	1,270,218
		31,436,185
Italy — 0.5%
Amplifon SpA	31,760	1,267,061
Assicurazioni Generali SpA	295,698	5,598,473
Atlantia SpA(a)	170,865	4,076,077
DiaSorin SpA	7,668	1,004,445
Enel SpA	2,364,425	15,375,602
Eni SpA	722,117	10,094,322
Ferrari NV	38,996	8,210,793
FinecoBank Banca Fineco SpA	153,952	2,140,142
Infrastrutture Wireless Italiane SpA(c)	45,609	486,663
Intesa Sanpaolo SpA	4,497,387	9,164,400
Mediobanca Banca di Credito Finanziario SpA	248,609	2,491,770
Moncler SpA	42,539	2,216,014
Nexi SpA(a)(c)	156,828	1,538,156
Poste Italiane SpA(c)	103,000	1,009,311
Security	Shares	Value

Italy (continued)
Prysmian SpA	53,729	$1,747,531
Recordati Industria Chimica e Farmaceutica SpA	55,767	2,687,320
Snam SpA	708,174	3,884,052
Telecom Italia SpA/Milano	3,065,185	895,098
Tenaris SA	172,241	2,632,218
Terna - Rete Elettrica Nazionale	644,970	5,260,428
UniCredit SpA	625,141	5,785,730
		87,565,606
Japan — 5.4%
Advantest Corp.	53,500	3,651,272
Aeon Co. Ltd.	182,400	3,466,558
AGC Inc.	58,300	2,185,633
Aisin Corp.	44,000	1,278,224
Ajinomoto Co. Inc.	135,800	3,528,293
Asahi Group Holdings Ltd.	132,700	5,001,836
Asahi Intecc Co. Ltd.	69,100	1,335,283
Asahi Kasei Corp.	416,000	3,413,151
Astellas Pharma Inc.	551,700	8,400,027
Bandai Namco Holdings Inc.	51,000	3,452,848
Benefit One Inc.	33,400	506,425
Bridgestone Corp.	159,400	5,842,597
Brother Industries Ltd.	77,300	1,343,442
Canon Inc.	276,000	6,350,524
Capcom Co. Ltd.	56,900	1,501,426
Central Japan Railway Co.	38,500	4,846,578
Chubu Electric Power Co. Inc.	158,700	1,602,087
Chugai Pharmaceutical Co. Ltd.	201,300	6,031,984
Concordia Financial Group Ltd.	658,000	2,394,531
Cosmos Pharmaceutical Corp.	7,900	728,281
CyberAgent Inc.	119,900	1,266,727
Dai Nippon Printing Co. Ltd.	92,000	1,922,619
Daifuku Co. Ltd.	28,300	1,740,127
Dai-ichi Life Holdings Inc.	313,100	6,269,519
Daiichi Sankyo Co. Ltd.	523,700	13,186,187
Daikin Industries Ltd.	68,900	10,529,131
Daito Trust Construction Co. Ltd.	17,400	1,675,826
Daiwa House Industry Co. Ltd.	149,600	3,596,411
Daiwa House REIT Investment Corp.	903	2,197,903
Daiwa Securities Group Inc.	435,000	2,131,991
Denso Corp.	123,800	7,545,023
Dentsu Group Inc.	66,500	2,396,770
Disco Corp.	9,000	2,202,753
East Japan Railway Co.	77,600	4,046,589
Eisai Co. Ltd.	68,000	2,961,464
ENEOS Holdings Inc.	939,980	3,307,425
FANUC Corp.	52,300	8,013,827
Fast Retailing Co. Ltd.	16,300	7,504,615
Fuji Electric Co. Ltd.	40,000	1,754,028
FUJIFILM Holdings Corp.	108,500	5,964,380
Fujitsu Ltd.	52,500	7,935,331
GLP J-Reit	1,682	2,269,648
GMO Payment Gateway Inc.	14,200	1,191,378
Hakuhodo DY Holdings Inc.	66,300	782,444
Hamamatsu Photonics KK	53,700	2,402,708
Hankyu Hanshin Holdings Inc.	66,400	1,752,402
Hikari Tsushin Inc.	6,500	761,106
Hirose Electric Co. Ltd.	12,800	1,623,986
Hitachi Ltd.	275,500	13,065,987
Hitachi Metals Ltd.(a)	78,900	1,231,210
Honda Motor Co. Ltd.	464,600	12,220,630

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hoshizaki Corp.	15,600	$988,140
Hoya Corp.	109,600	10,876,934
Hulic Co. Ltd.	124,800	1,053,736
Ibiden Co. Ltd.	36,500	1,364,073
Idemitsu Kosan Co. Ltd.	65,400	1,723,621
Iida Group Holdings Co. Ltd.	36,200	575,748
Inpex Corp.	319,800	3,805,033
Isuzu Motors Ltd.	166,600	1,943,519
Ito En Ltd.	22,300	916,430
ITOCHU Corp.	333,500	10,065,355
Itochu Techno-Solutions Corp.	33,500	784,429
Japan Exchange Group Inc.	144,500	2,151,664
Japan Metropolitan Fund Invest	2,237	1,778,031
Japan Post Bank Co. Ltd.	264,300	1,993,955
Japan Post Holdings Co. Ltd.	842,300	5,906,084
Japan Post Insurance Co. Ltd.	50,200	811,723
Japan Real Estate Investment Corp.	361	1,747,188
Japan Tobacco Inc.	334,400	5,688,741
JFE Holdings Inc.	145,600	1,780,505
JSR Corp.	63,100	1,713,487
Kajima Corp.	224,400	2,500,821
Kakaku.com Inc	47,400	992,642
Kansai Electric Power Co Inc/The	231,900	2,032,835
Kansai Paint Co. Ltd.	73,700	1,014,991
Kao Corp.	155,900	6,248,233
KDDI Corp.	455,500	15,083,741
Keio Corp.	29,800	1,142,906
Keisei Electric Railway Co. Ltd.	43,200	1,059,240
Keyence Corp.	55,700	22,391,630
Kikkoman Corp.	44,300	2,489,710
Kintetsu Group Holdings Co. Ltd.	49,800	1,427,828
Kirin Holdings Co. Ltd.	242,500	3,535,098
Kobayashi Pharmaceutical Co. Ltd.	18,400	1,254,781
Kobe Bussan Co. Ltd.	45,000	1,097,069
Koito Manufacturing Co. Ltd.	31,400	1,152,208
Komatsu Ltd.	257,700	5,799,919
Konami Holdings Corp.	28,100	1,727,964
Kose Corp.	9,700	995,812
Kubota Corp.	313,600	5,327,643
Kyocera Corp.	83,800	4,400,081
Kyowa Kirin Co. Ltd.	80,900	1,705,111
Lasertec Corp.	22,200	2,965,950
Lawson Inc.	15,500	570,093
Lion Corp.	88,500	911,854
Lixil Corp.	71,500	1,257,564
M3 Inc.	125,000	3,991,742
Makita Corp.	62,900	1,859,125
Marubeni Corp.	545,100	5,950,101
Mazda Motor Corp.	233,100	1,655,185
McDonald’s Holdings Co. Japan Ltd.	43,200	1,713,867
Medipal Holdings Corp.	41,700	686,732
MEIJI Holdings Co. Ltd.	36,600	1,824,396
Mercari Inc.(a)(b)	36,000	589,946
MINEBEA MITSUMI Inc.	120,400	2,310,013
MISUMI Group Inc.	97,800	2,452,268
Mitsubishi Chemical Holdings Corp.	359,400	2,191,492
Mitsubishi Corp.	368,700	12,379,294
Mitsubishi Electric Corp.	534,000	5,593,270
Mitsubishi Estate Co. Ltd.	318,300	4,636,539
Mitsubishi Gas Chemical Co. Inc.	46,400	677,577
Security	Shares	Value

Japan (continued)
Mitsubishi Heavy Industries Ltd.	89,900	$3,073,691
Mitsubishi UFJ Financial Group Inc.	3,765,100	21,887,931
Mitsui & Co. Ltd.	434,900	10,531,446
Mitsui Chemicals Inc.	45,000	1,028,155
Mitsui Fudosan Co. Ltd.	242,900	5,147,959
Mitsui OSK Lines Ltd.	99,300	2,324,723
Miura Co. Ltd.	26,600	555,612
Mizuho Financial Group Inc.	705,090	8,561,701
MonotaRO Co. Ltd.	86,300	1,482,465
MS&AD Insurance Group Holdings Inc.	131,600	3,917,372
Murata Manufacturing Co. Ltd.	157,900	9,412,021
NEC Corp.	63,900	2,479,056
Nexon Co. Ltd.	143,600	3,269,929
NGK Insulators Ltd.	79,500	1,069,404
Nidec Corp.	128,500	8,307,405
Nihon M&A Center Holdings Inc.	111,000	1,366,833
Nintendo Co. Ltd.	31,400	14,330,668
Nippon Building Fund Inc.	505	2,621,608
Nippon Express Holdings Inc.	16,900	990,860
Nippon Paint Holdings Co. Ltd.	245,900	1,947,855
Nippon Prologis REIT Inc.	806	2,230,821
Nippon Sanso Holdings Corp.	55,200	993,351
Nippon Shinyaku Co. Ltd.	16,400	1,109,194
Nippon Steel Corp.	248,634	3,947,955
Nippon Telegraph & Telephone Corp.	363,100	10,700,317
Nippon Yusen KK.	47,200	3,405,196
Nissan Chemical Corp.	38,200	2,017,823
Nissan Motor Co. Ltd.(a)	678,100	2,714,805
Nisshin Seifun Group Inc.	71,500	953,154
Nissin Foods Holdings Co. Ltd.	25,300	1,759,933
Nitori Holdings Co. Ltd.	24,100	2,479,391
Nitto Denko Corp.	38,300	2,570,731
Nomura Holdings Inc.	947,700	3,649,074
Nomura Real Estate Holdings Inc.	26,300	640,819
Nomura Real Estate Master Fund Inc.	1,337	1,678,656
Nomura Research Institute Ltd.	94,300	2,666,466
NTT Data Corp.	170,900	3,151,039
Obayashi Corp.	341,700	2,349,918
Obic Co. Ltd.	18,800	2,777,498
Odakyu Electric Railway Co. Ltd.	78,200	1,184,187
Oji Holdings Corp.	194,000	918,979
Olympus Corp.	327,300	5,760,846
Omron Corp.	46,800	2,759,050
Ono Pharmaceutical Co. Ltd.	112,900	2,900,462
Open House Group Co. Ltd.	28,800	1,114,406
Oracle Corp. Japan.	13,700	880,380
Oriental Land Co. Ltd./Japan.	56,100	8,486,253
ORIX Corp.	369,300	6,735,648
Orix JREIT Inc.	825	1,115,170
Osaka Gas Co. Ltd.	119,600	2,155,599
Otsuka Corp.	30,800	1,009,381
Otsuka Holdings Co. Ltd.	116,900	3,928,122
Pan Pacific International Holdings Corp.	117,900	1,805,444
Panasonic Holdings Corp.	660,800	5,889,839
Persol Holdings Co. Ltd.	64,000	1,269,736
Pola Orbis Holdings Inc.	34,300	395,449
Rakuten Group Inc.	254,900	1,791,917
Recruit Holdings Co. Ltd.	397,500	14,421,933
Renesas Electronics Corp.(a)	359,000	3,833,388
Resona Holdings Inc.	649,400	2,823,868

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ricoh Co. Ltd.	195,100	$1,424,602
Rinnai Corp.	12,300	786,209
Rohm Co. Ltd.	24,800	1,732,549
Ryohin Keikaku Co. Ltd.	92,200	828,613
Santen Pharmaceutical Co. Ltd.	123,600	1,005,446
SBI Holdings Inc/Japan	75,630	1,691,624
SCSK Corp.	53,300	847,380
Secom Co. Ltd.	56,500	3,975,027
Seiko Epson Corp.	85,400	1,203,074
Sekisui Chemical Co. Ltd.	129,800	1,757,639
Sekisui House Ltd.	157,400	2,733,713
Seven & i Holdings Co. Ltd.	218,100	9,643,705
SG Holdings Co. Ltd.	96,900	1,707,638
Sharp Corp./Japan	53,700	454,372
Shimadzu Corp.	75,900	2,481,333
Shimano Inc.	19,200	3,401,939
Shimizu Corp.	141,500	741,974
Shin-Etsu Chemical Co. Ltd.	103,300	14,196,984
Shionogi & Co. Ltd.	78,700	4,377,759
Shiseido Co. Ltd.	117,300	5,544,939
Shizuoka Bank Ltd/The	286,700	1,854,970
SMC Corp.	16,300	7,892,788
SoftBank Corp.	848,400	9,873,562
SoftBank Group Corp.	343,200	14,115,896
Sohgo Security Services Co. Ltd.	18,200	505,574
Sompo Holdings Inc.	79,400	3,232,374
Sony Group Corp.	363,400	31,361,789
Square Enix Holdings Co. Ltd.	25,100	1,002,137
Stanley Electric Co. Ltd.	46,000	793,183
Subaru Corp.	165,200	2,506,860
SUMCO Corp.	102,000	1,468,969
Sumitomo Chemical Co. Ltd.	412,500	1,754,034
Sumitomo Corp.	355,400	5,623,718
Sumitomo Electric Industries Ltd.	222,000	2,386,683
Sumitomo Metal Mining Co. Ltd.	71,400	3,131,370
Sumitomo Mitsui Financial Group Inc.	366,400	11,070,386
Sumitomo Mitsui Trust Holdings Inc.	75,708	2,349,787
Sumitomo Pharma Co., Ltd.	56,500	503,280
Sumitomo Realty & Development Co. Ltd.	80,300	2,130,236
Suntory Beverage & Food Ltd.	41,700	1,643,022
Suzuki Motor Corp.	109,300	3,294,859
Sysmex Corp.	47,400	3,109,324
T&D Holdings Inc.	176,700	2,270,672
Taisei Corp.	90,400	2,448,755
Takeda Pharmaceutical Co. Ltd.	459,734	13,339,882
TDK Corp.	112,500	3,475,318
Terumo Corp.	195,300	5,813,130
TIS Inc.	79,300	1,781,027
Tobu Railway Co. Ltd.	63,900	1,436,355
Toho Co. Ltd./Tokyo	47,800	1,773,735
Tokio Marine Holdings Inc.	169,700	9,175,452
Tokyo Century Corp.	12,500	385,026
Tokyo Electric Power Co. Holdings Inc.(a)	458,500	1,582,630
Tokyo Electron Ltd.	42,300	17,848,333
Tokyo Gas Co. Ltd.	119,000	2,279,380
Tokyu Corp.	146,100	1,786,629
Toppan Inc.	95,700	1,581,889
Toray Industries Inc.	437,200	2,072,015
Toshiba Corp.	114,800	4,767,452
Tosoh Corp.	64,600	892,030
Security	Shares	Value

Japan (continued)
TOTO Ltd.	37,700	$1,270,445
Toyo Suisan Kaisha Ltd.	38,200	1,179,477
Toyota Industries Corp.	35,600	2,135,174
Toyota Motor Corp.	3,144,400	53,875,224
Toyota Tsusho Corp.	56,400	2,026,295
Trend Micro Inc/Japan	39,700	2,213,549
Tsuruha Holdings Inc.	15,000	766,620
Unicharm Corp.	121,600	4,230,706
USS Co. Ltd.	105,500	1,756,369
Welcia Holdings Co. Ltd.	33,600	688,769
West Japan Railway Co.	57,400	2,130,630
Yakult Honsha Co. Ltd.	40,500	2,097,114
Yamaha Corp.	38,200	1,459,506
Yamaha Motor Co. Ltd.	76,900	1,587,653
Yamato Holdings Co. Ltd.	71,800	1,343,521
Yaskawa Electric Corp.	65,800	2,234,268
Yokogawa Electric Corp.	75,900	1,210,034
Z Holdings Corp.	761,100	2,987,955
ZOZO Inc.	39,200	820,749
		957,724,792
Kuwait — 0.1%
Agility Public Warehousing Co. KSC	526,251	2,135,142
Boubyan Bank KSCP	1,226,459	3,938,642
Kuwait Finance House KSCP	1,536,771	4,933,000
Mabanee Co. KPSC	358,036	975,400
Mobile Telecommunications Co. KSCP	1,439,172	3,200,028
National Bank of Kuwait SAKP	1,526,771	5,232,760
		20,414,972
Malaysia — 0.2%
Axiata Group Bhd	352,300	284,041
CIMB Group Holdings Bhd	1,924,600	2,294,054
Dialog Group Bhd	1,864,200	1,066,038
DiGi.Com Bhd	1,930,700	1,688,166
Genting Bhd	1,313,500	1,390,149
Genting Malaysia Bhd	423,900	294,661
Hartalega Holdings Bhd(b)	480,900	486,037
Hong Leong Bank Bhd	293,800	1,410,030
Hong Leong Financial Group Bhd	439,600	1,958,939
IHH Healthcare Bhd	1,451,600	2,189,489
Malayan Banking Bhd	622,400	1,294,479
Malaysia Airports Holdings Bhd(a)	540,300	851,374
Maxis Bhd(b)	1,318,000	1,145,739
MISC Bhd	412,100	737,275
Petronas Chemicals Group Bhd	600,100	1,408,757
Petronas Gas Bhd	507,500	1,976,915
PPB Group Bhd	181,100	714,666
Press Metal Aluminium Holdings Bhd	1,616,600	2,216,226
Public Bank Bhd	3,739,150	4,019,012
Telekom Malaysia Bhd	451,200	515,136
Tenaga Nasional Bhd	728,400	1,512,515
Top Glove Corp. Bhd	1,424,100	549,555
		30,003,253
Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	10,114,200	9,843,335
Cemex SAB de CV, NVS(a)	5,630,554	2,477,758
Coca-Cola Femsa SAB de CV	43,900	239,372
Fibra Uno Administracion SA de CV	573,900	629,401
Fomento Economico Mexicano SAB de CV	648,300	4,874,680
Gruma SAB de CV, Class B	41,330	490,921

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	89,300	$1,374,213
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,435	991,615
Grupo Bimbo SAB de CV, Series A	326,100	1,005,155
Grupo Carso SAB de CV, Series A1	29,300	95,712
Grupo Financiero Banorte SAB de CV, Class O	840,000	5,545,115
Grupo Financiero Inbursa SAB de CV, Class O(a)	323,700	548,687
Grupo Mexico SAB de CV, Series B	1,150,928	5,387,334
Grupo Televisa SAB, CPO	877,600	1,629,064
Industrias Penoles SAB de CV	32,305	355,733
Kimberly-Clark de Mexico SAB de CV, Class A	259,300	362,015
Megacable Holdings SAB de CV, CPO	7,100	20,225
Orbia Advance Corp. SAB de CV	672,823	1,618,877
Wal-Mart de Mexico SAB de CV	1,632,500	5,772,729
		43,261,941
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	106,174	1,319,866
Adyen NV(a)(c)	5,716	9,587,409
Aegon NV	615,371	3,190,501
AerCap Holdings NV(a)(b)	28,018	1,308,721
Akzo Nobel NV	63,438	5,503,023
Argenx SE(a)	13,443	3,873,044
ASM International NV	13,713	4,120,648
ASML Holding NV	122,824	69,707,346
CNH Industrial NV	347,008	4,915,815
Davide Campari-Milano NV	260,598	2,940,374
Euronext NV(c)	16,316	1,307,273
EXOR NV	19,468	1,350,978
Heineken Holding NV	14,162	1,105,517
Heineken NV	79,988	7,807,707
IMCD NV	15,116	2,406,806
ING Groep NV	1,136,276	10,765,317
Just Eat Takeaway.com NV(a)(b)(c)	51,222	1,391,320
Koninklijke Ahold Delhaize NV	315,823	9,315,504
Koninklijke DSM NV	55,976	9,410,103
Koninklijke KPN NV	1,084,570	3,742,409
Koninklijke Philips NV	267,608	6,992,896
NN Group NV	86,666	4,245,038
NXP Semiconductors NV(b)	82,001	14,013,971
Prosus NV	279,492	13,479,526
Randstad NV	21,540	1,139,016
Stellantis NV	617,435	8,289,464
Universal Music Group NV	226,120	5,247,433
Wolters Kluwer NV	87,057	8,791,255
		217,268,280
New Zealand — 0.1%
Auckland International Airport Ltd.(a)	568,507	2,855,612
Fisher & Paykel Healthcare Corp. Ltd.	197,381	2,712,434
Meridian Energy Ltd.	295,656	897,332
Ryman Healthcare Ltd.	88,717	525,051
Spark New Zealand Ltd.	261,830	828,087
Xero Ltd.(a)	39,943	2,633,926
		10,452,442
Norway — 0.2%
Adevinta ASA(a)	76,497	590,972
DNB Bank ASA	288,947	5,599,016
Equinor ASA	310,859	10,506,898
Gjensidige Forsikring ASA	33,914	725,061
Mowi ASA	107,419	3,034,267
Norsk Hydro ASA	311,974	2,619,808
Security	Shares	Value

Norway (continued)
Orkla ASA	270,170	$2,192,333
Schibsted ASA, Class B	42,980	831,707
Telenor ASA	235,320	3,318,828
		29,418,890
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	85,581	807,885
Credicorp Ltd.	19,474	2,704,744
Southern Copper Corp.	17,100	1,064,817
		4,577,446
Philippines — 0.1%
Aboitiz Equity Ventures Inc.	979,620	949,502
Ayala Corp.	51,850	729,568
Ayala Land Inc.	2,872,900	1,753,529
Bank of the Philippine Islands	838,704	1,524,624
BDO Unibank Inc.	1,073,635	2,653,025
GT Capital Holdings Inc.	7,390	70,933
JG Summit Holdings Inc.	576,359	613,128
Jollibee Foods Corp.	296,350	1,217,395
Metropolitan Bank & Trust Co.	600,060	584,330
PLDT Inc.	16,515	587,642
SM Investments Corp.	27,880	454,742
SM Prime Holdings Inc.	4,743,925	3,162,073
		14,300,491
Poland — 0.1%
Allegro.eu SA(a)(c)	88,756	456,515
Bank Polska Kasa Opieki SA	69,653	1,530,643
CD Projekt SA	16,970	459,291
Cyfrowy Polsat SA	239,602	1,309,377
Dino Polska SA(a)(c)	10,406	673,183
KGHM Polska Miedz SA	63,168	2,043,372
LPP SA	216	456,447
Orange Polska SA(a)	48,756	74,524
Polski Koncern Naftowy ORLEN SA	88,135	1,488,991
Polskie Gornictwo Naftowe i Gazownictwo SA	353,068	494,672
Powszechna Kasa Oszczednosci Bank Polski SA(a)	332,344	2,452,878
Powszechny Zaklad Ubezpieczen SA	117,028	809,101
		12,248,994
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)	3	—
EDP - Energias de Portugal SA	1,071,826	4,995,418
Galp Energia SGPS SA	98,020	1,193,064
Jeronimo Martins SGPS SA	95,896	1,996,233
		8,184,715
Qatar — 0.1%
Industries Qatar QSC	354,590	1,822,054
Masraf Al Rayan QSC	3,924,036	5,786,745
Mesaieed Petrochemical Holding Co.	1,061,856	748,344
Ooredoo QPSC	702,700	1,439,814
Qatar Islamic Bank SAQ	168,878	1,131,552
Qatar National Bank QPSC	1,285,581	8,177,773
		19,106,282
Russia — 0.0%
Alrosa PJSC(d)	472,000	66
Gazprom PJSC(d)	3,457,370	485
Inter RAO UES PJSC(d)	11,798,500	1,654
LUKOIL PJSC(d)	127,513	18
Magnit PJSC, GDR(d)(e)	83,768	838
MMC Norilsk Nickel PJSC(d)	19,665	3

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Mobile TeleSystems PJSC(d)	241,103	$2,411
Moscow Exchange MICEX-RTS PJSC(d)	490,370	69
Novatek PJSC, GDR(d)(e)	29,074	291
Novolipetsk Steel PJSC(d)	316,690	44
PhosAgro PJSC, NVS(d)	511	—
PhosAgro PJSC, NVS(d)	79,410	789
Polymetal International PLC(d)	71,803	10
Polyus PJSC(d)	9,781	1
Rosneft Oil Co. PJSC(d)	352,530	49
Sberbank of Russia PJSC(d)	2,557,600	358
Severstal PAO(d)	47,814	7
Surgutneftegas PJSC(d)	2,443,710	342
Tatneft PJSC(d)	397,511	56
TCS Group Holding PLC, GDR(d)(e)	35,279	5
X5 Retail Group NV, GDR(d)(e)	24,002	3
Yandex NV(a)(d)	90,278	13
		7,512
Saudi Arabia — 0.5%
Al Rajhi Bank	348,947	16,346,817
Alinma Bank	743,318	8,153,709
Almarai Co. JSC	131,738	1,815,662
Arab National Bank	106,001	991,520
Bank AlBilad(a)	89,569	1,227,421
Bank Al-Jazira	644,250	5,384,964
Banque Saudi Fransi	271,142	3,895,819
Co for Cooperative Insurance (The)	9,835	179,009
Dar Al Arkan Real Estate Development Co.(a)	53,182	152,239
Etihad Etisalat Co.	113,443	1,308,097
Riyad Bank	588,801	6,380,886
SABIC Agri-Nutrients Co.	82,744	3,564,495
Sahara International Petrochemical Co.	107,561	1,611,231
Saudi Arabian Mining Co.(a)	106,192	3,867,157
Saudi Arabian Oil Co.(c)	437,598	5,229,201
Saudi Basic Industries Corp.	189,598	6,567,989
Saudi British Bank (The)	154,264	1,831,454
Saudi Electricity Co.	525,587	3,766,504
Saudi Kayan Petrochemical Co.(a)	144,070	709,653
Saudi National Bank (The)	721,294	15,118,186
Saudi Telecom Co.	177,268	5,451,088
Savola Group (The)	56,665	535,690
Yanbu National Petrochemical Co.	23,046	372,493
		94,461,284
Singapore — 0.4%
Ascendas REIT	1,574,979	3,240,487
CapitaLand Integrated Commercial Trust	2,350,632	3,938,699
Capitaland Investment Ltd/Singapore(a)	1,551,200	4,703,548
City Developments Ltd.	111,500	683,619
DBS Group Holdings Ltd.	463,200	11,237,518
Genting Singapore Ltd.	2,984,700	1,732,889
Keppel Corp. Ltd.	655,500	3,232,795
Mapletree Commercial Trust	527,600	709,581
Mapletree Logistics Trust	603,745	775,402
Oversea-Chinese Banking Corp. Ltd.(b)	767,500	6,814,313
Sea Ltd., ADR(a)(b)	94,532	7,823,468
Singapore Airlines Ltd.(a)	368,000	1,450,531
Singapore Exchange Ltd.	64,300	452,437
Singapore Technologies Engineering Ltd.	455,700	1,342,088
Singapore Telecommunications Ltd.	2,128,200	4,247,448
STMicroelectronics NV	207,270	7,658,038
Security	Shares	Value

Singapore (continued)
United Overseas Bank Ltd.	265,800	$5,689,778
UOL Group Ltd.	86,200	452,941
Venture Corp. Ltd.	85,300	1,047,136
Wilmar International Ltd.	425,000	1,354,769
		68,587,485
South Africa — 0.4%
Absa Group Ltd.	130,742	1,412,480
Anglo American Platinum Ltd.	13,035	1,448,298
AngloGold Ashanti Ltd.	103,289	2,115,157
Aspen Pharmacare Holdings Ltd.	105,329	1,134,692
Bid Corp. Ltd.	145,339	3,041,605
Bidvest Group Ltd (The)	25,900	355,053
Capitec Bank Holdings Ltd.	27,850	3,887,572
Clicks Group Ltd.	54,661	1,075,810
Discovery Ltd.(a)	78,096	749,849
Exxaro Resources Ltd.	40,916	584,697
FirstRand Ltd.	1,239,010	5,336,019
Gold Fields Ltd.	311,133	4,215,717
Growthpoint Properties Ltd.	2,046,970	1,830,186
Harmony Gold Mining Co. Ltd.	151,605	618,061
Impala Platinum Holdings Ltd.	259,072	3,351,204
Kumba Iron Ore Ltd.	12,480	414,317
Mr. Price Group Ltd.	124,740	1,698,849
MTN Group Ltd.	548,571	5,818,141
MultiChoice Group	172,625	1,413,355
Naspers Ltd., Class N	68,625	6,921,239
Nedbank Group Ltd.	177,677	2,481,148
NEPI Rockcastle PLC	95,819	586,270
Northam Platinum Holdings Ltd.(a)	124,468	1,489,281
Old Mutual Ltd.	1,690,656	1,356,327
Reinet Investments SCA	31,273	635,658
Remgro Ltd.	60,926	549,405
Sanlam Ltd.	977,997	4,051,392
Sasol Ltd.(a)	183,423	4,493,297
Shoprite Holdings Ltd.	115,038	1,661,612
Sibanye Stillwater Ltd.	719,536	2,489,344
Standard Bank Group Ltd.	401,715	4,257,177
Tiger Brands Ltd.	27,564	270,535
Vodacom Group Ltd.	119,982	1,154,653
Woolworths Holdings Ltd.	443,470	1,660,148
		74,558,548
South Korea — 1.3%
Alteogen Inc.(a)	10,281	463,649
Amorepacific Corp.(b)	11,698	1,664,693
AMOREPACIFIC Group	13,649	536,968
BGF retail Co. Ltd.	4,415	631,524
Celltrion Healthcare Co. Ltd.	24,815	1,249,706
Celltrion Inc.	30,679	4,245,201
CJ CheilJedang Corp.	4,288	1,348,450
CJ Corp.	14,462	988,064
CJ ENM Co. Ltd.	6,296	632,366
CJ Logistics Corp.(a)	999	96,736
Coway Co. Ltd.	22,164	1,241,408
DB Insurance Co. Ltd.	8,850	472,647
Doosan Heavy Industries & Construction Co. Ltd.(a)	103,459	1,646,049
Ecopro BM Co. Ltd.	3,634	1,342,553
GS Engineering & Construction Corp.	41,460	1,365,265
Hana Financial Group Inc.	111,261	4,130,755
Hankook Tire & Technology Co. Ltd.	35,954	986,821

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanmi Pharm Co. Ltd.	2,917	$720,113
Hanwha Solutions Corp.(a)	35,407	889,917
HLB Inc.(a)(b)	36,822	896,239
HMM Co. Ltd.(b)	89,301	1,979,419
Hotel Shilla Co. Ltd.(b)	7,699	489,941
HYBE Co. Ltd.(a)	5,280	1,036,927
Hyundai Engineering & Construction Co. Ltd.	16,025	557,476
Hyundai Glovis Co. Ltd.	8,496	1,391,976
Hyundai Heavy Industries Holdings Co. Ltd.	27,933	1,282,700
Hyundai Mobis Co. Ltd.	20,494	3,334,109
Hyundai Motor Co.	50,658	7,349,853
Hyundai Steel Co.	41,814	1,420,915
Kakao Corp.(b)	86,893	6,069,782
Kakao Games Corp.(a)(b)	11,073	518,006
Kangwon Land Inc.(a)	26,358	553,900
KB Financial Group Inc.	113,771	5,293,091
Kia Corp.	79,849	5,237,316
Korea Aerospace Industries Ltd.	29,765	1,026,286
Korea Electric Power Corp.(a)	83,833	1,529,828
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	15,978	1,149,393
Korea Zinc Co. Ltd.	3,931	1,794,650
Korean Air Lines Co. Ltd.(a)	40,697	958,939
Krafton Inc.(a)	6,979	1,370,998
KT&G Corp.	37,119	2,437,562
Kumho Petrochemical Co. Ltd.	5,749	695,141
L&F Co. Ltd.(a)	7,986	1,351,102
LG Chem Ltd.	14,691	6,016,919
LG Corp.	31,361	1,811,047
LG Display Co. Ltd.	94,170	1,230,445
LG Electronics Inc.	35,583	3,222,648
LG Energy Solution(a)	6,200	2,058,439
LG Household & Health Care Ltd.	3,258	2,333,316
LG Innotek Co. Ltd.	3,752	1,018,060
LG Uplus Corp.	35,888	396,462
Lotte Chemical Corp.	6,735	1,039,490
Lotte Shopping Co. Ltd.	4,367	323,491
Mirae Asset Securities Co. Ltd.(b)	269,342	1,703,769
NAVER Corp.	37,823	8,425,414
NCSoft Corp.	5,170	1,712,131
Netmarble Corp.(c)	7,710	579,547
Orion Corp./Republic of Korea	12,574	937,195
Pearl Abyss Corp.(a)(b)	9,872	525,730
POSCO Chemical Co. Ltd.	7,381	779,742
POSCO Holdings Inc.	21,506	4,910,396
Samsung Biologics Co. Ltd.(a)(c)	5,930	3,911,361
Samsung C&T Corp.	30,200	2,732,324
Samsung Electro-Mechanics Co. Ltd.	11,547	1,494,588
Samsung Electronics Co. Ltd.	1,407,928	75,033,474
Samsung Engineering Co. Ltd.(a)	41,262	841,870
Samsung Fire & Marine Insurance Co. Ltd.	13,531	2,242,872
Samsung Heavy Industries Co. Ltd.(a)	155,162	740,636
Samsung SDI Co. Ltd.	17,259	8,221,399
Samsung SDS Co. Ltd.	7,375	859,451
Seegene Inc.(b)	10,303	326,702
Shinhan Financial Group Co. Ltd.	118,165	3,925,985
SK Biopharmaceuticals Co. Ltd.(a)	8,338	602,349
SK Bioscience Co. Ltd.(a)	7,377	779,579
SK Chemicals Co. Ltd.	3,504	349,489
SK Hynix Inc.	166,101	14,555,114
SK IE Technology Co. Ltd.(a)(c)	7,029	692,380
Security	Shares	Value

South Korea (continued)
SK Inc.	10,777	$2,262,547
SK Innovation Co. Ltd.(a)	16,811	2,675,572
SK Square Co. Ltd.(a)	23,402	966,615
SK Telecom Co. Ltd.	21,217	957,061
SKC Co. Ltd.	7,133	833,688
S-Oil Corp.	10,351	846,896
Woori Financial Group Inc.	110,896	1,284,777
		240,539,404
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	78,544	2,011,140
Aena SME SA(a)(c)	16,895	2,397,561
Amadeus IT Group SA(a)	135,014	8,460,371
Banco Bilbao Vizcaya Argentaria SA	1,887,988	9,906,746
Banco Santander SA	4,920,041	14,378,073
CaixaBank SA	1,264,912	4,083,003
Cellnex Telecom SA(c)	122,861	5,726,585
EDP Renovaveis SA	46,268	1,095,032
Enagas SA	14,013	302,999
Endesa SA	98,926	2,073,236
Ferrovial SA	181,333	4,650,168
Grifols SA, Class A	102,923	1,723,831
Iberdrola SA	1,749,322	20,101,114
Industria de Diseno Textil SA	319,811	6,705,562
Naturgy Energy Group SA	58,919	1,772,420
Red Electrica Corp. SA	116,669	2,349,043
Repsol SA	492,638	7,349,113
Siemens Gamesa Renewable Energy SA(a)(b)	61,488	979,416
Telefonica SA	1,545,946	7,520,473
		103,585,886
Sweden — 0.8%
Alfa Laval AB	70,886	1,973,202
Assa Abloy AB, Class B	301,757	7,626,042
Atlas Copco AB, Class A	220,507	9,997,093
Atlas Copco AB, Class B	106,303	4,207,235
Boliden AB	97,203	4,214,836
Electrolux AB, Class B	96,396	1,470,078
Embracer Group AB(a)(b)	165,781	1,108,082
Epiroc AB, Class A	332,803	6,746,936
EQT AB	90,773	2,569,041
Essity AB, Class B	180,261	4,753,660
Evolution AB(c)	53,140	5,452,073
Fastighets AB Balder, Class B(a)	26,752	1,326,024
Getinge AB, Class B	63,365	1,833,009
H & M Hennes & Mauritz AB, Class B	225,518	2,839,062
Hexagon AB, Class B	655,140	8,453,220
Husqvarna AB, Class B	95,113	909,195
Industrivarden AB, Class A	11,711	300,065
Industrivarden AB, Class C.	35,891	903,716
Investment AB Latour, Class B	32,156	851,894
Investor AB, Class B	620,027	11,931,118
Kinnevik AB, Class B(a)	72,371	1,416,478
L E Lundbergforetagen AB, Class B	16,145	755,043
Lifco AB, Class B	61,157	1,282,807
Lundin Energy AB	71,596	2,960,197
Nibe Industrier AB, Class B	435,402	4,268,856
Sagax AB, Class B	51,442	1,314,057
Sandvik AB	350,671	6,637,610
Securitas AB, Class B	36,543	431,456
Sinch AB(a)(b)(c)	167,284	739,294

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	478,541	$5,366,404
Skanska AB, Class B	70,581	1,348,252
SKF AB, Class B	142,680	2,330,347
Svenska Cellulosa AB SCA, Class B	170,453	3,298,743
Svenska Handelsbanken AB, Class A	334,465	3,373,520
Swedbank AB, Class A	268,040	4,240,189
Swedish Match AB	456,589	3,636,631
Tele2 AB, Class B	105,040	1,392,230
Telefonaktiebolaget LM Ericsson, Class B	882,728	7,041,718
Telia Co. AB	814,913	3,382,389
Volvo AB, Class B	444,346	7,088,843
		141,770,645
Switzerland — 2.7%
ABB Ltd., Registered	514,569	15,438,068
Adecco Group AG, Registered	52,102	2,010,610
Alcon Inc.	151,784	10,837,500
Bachem Holding AG, Class B, Registered	1,704	743,537
Baloise Holding AG, Registered	8,110	1,410,661
Barry Callebaut AG, Registered	707	1,627,199
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	362	4,059,824
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,423,593
Cie. Financiere Richemont SA, Class A, Registered	159,116	18,487,797
Clariant AG, Registered	36,836	628,912
Coca-Cola HBC AG, Class DI	73,663	1,493,435
Credit Suisse Group AG, Registered	666,934	4,526,693
EMS-Chemie Holding AG, Registered	1,756	1,566,570
Geberit AG, Registered	12,121	6,912,288
Givaudan SA, Registered	2,538	10,087,336
Holcim Ltd.	149,052	7,287,972
Julius Baer Group Ltd.	81,874	3,912,580
Kuehne + Nagel International AG, Registered	17,360	4,856,395
Logitech International SA, Registered	50,639	3,295,515
Lonza Group AG, Registered	23,413	13,805,097
Nestle SA, Registered	832,806	107,510,321
Novartis AG, Registered	649,913	57,432,319
Partners Group Holding AG	6,479	6,864,482
Roche Holding AG, Bearer	801	321,798
Roche Holding AG, NVS	209,974	77,861,239
Schindler Holding AG, Participation Certificates, NVS	11,276	2,166,407
Schindler Holding AG, Registered	10,463	2,008,626
SGS SA, Registered	1,566	4,023,869
Siemens Energy AG(a)	119,137	2,294,849
Sika AG, Registered	43,762	13,367,452
Sonova Holding AG, Registered	17,527	6,320,694
Straumann Holding AG	25,680	3,027,455
Swatch Group AG (The), Bearer	11,618	2,981,675
Swiss Life Holding AG, Registered	6,963	4,071,371
Swiss Prime Site AG, Registered	31,283	3,057,741
Swiss Re AG	88,238	7,236,118
Swisscom AG, Registered	8,348	4,936,179
TE Connectivity Ltd.	98,233	12,257,514
Temenos AG, Registered	24,554	2,478,622
UBS Group AG, Registered	1,074,772	18,246,008
VAT Group AG(c)	7,177	2,219,928
Vifor Pharma AG	15,246	2,696,555
Zurich Insurance Group AG	45,291	20,619,612
		478,412,416
Security	Shares	Value

Taiwan — 1.7%
Accton Technology Corp.	180,000	$1,403,977
Acer Inc.	1,607,000	1,490,904
Advantech Co. Ltd.	144,388	1,794,838
Airtac International Group	44,393	1,204,745
ASE Technology Holding Co. Ltd.	1,062,873	3,390,950
Asia Cement Corp.	352,000	572,010
ASMedia Technology Inc.	11,000	517,714
Asustek Computer Inc.	202,000	2,429,720
AU Optronics Corp.	2,500,000	1,427,971
Catcher Technology Co. Ltd.	155,000	758,460
Cathay Financial Holding Co. Ltd.	2,739,357	5,759,668
Chailease Holding Co. Ltd.	373,644	2,969,275
Chang Hwa Commercial Bank Ltd.	3,977,319	2,486,524
China Development Financial Holding Corp.	5,041,000	3,039,936
China Steel Corp.	3,231,305	3,914,304
Chunghwa Telecom Co. Ltd.	1,100,140	4,876,882
CTBC Financial Holding Co. Ltd.	4,531,142	4,456,917
Delta Electronics Inc.	504,000	4,207,183
E Ink Holdings Inc.	306,000	1,749,499
E.Sun Financial Holding Co Ltd.	4,552,651	5,199,686
Eclat Textile Co. Ltd.	65,000	1,066,554
eMemory Technology Inc.	21,000	882,565
Evergreen Marine Corp. Taiwan Ltd.	755,000	3,629,234
Far EasTone Telecommunications Co. Ltd.	796,000	2,236,559
Feng TAY Enterprise Co. Ltd.	112,800	726,217
First Financial Holding Co. Ltd.	3,094,018	2,905,661
Formosa Chemicals & Fibre Corp.	818,000	2,203,005
Formosa Plastics Corp.	1,245,160	4,426,599
Fubon Financial Holding Co. Ltd.	1,894,971	4,758,114
Giant Manufacturing Co. Ltd.	95,000	794,245
Globalwafers Co. Ltd.	68,000	1,185,076
Hiwin Technologies Corp.	82,379	610,031
Hon Hai Precision Industry Co. Ltd.	3,586,000	12,285,921
Hotai Motor Co. Ltd.	90,000	1,755,089
Hua Nan Financial Holdings Co. Ltd.	2,501,445	2,000,539
Innolux Corp.	2,689,000	1,224,475
Largan Precision Co. Ltd.	27,000	1,532,182
Lite-On Technology Corp.	680,000	1,489,883
MediaTek Inc.	450,000	12,405,590
Mega Financial Holding Co. Ltd.	2,984,287	4,195,330
Micro-Star International Co. Ltd.	269,000	1,086,245
momo.com Inc.	16,000	422,355
Nan Ya Plastics Corp.	1,973,830	5,766,703
Nan Ya Printed Circuit Board Corp.	82,000	1,089,160
Nanya Technology Corp.	331,000	724,303
Novatek Microelectronics Corp.	175,000	2,315,000
Oneness Biotech Co. Ltd.(a)	84,000	550,453
Parade Technologies Ltd.	25,000	1,188,914
Pegatron Corp.	382,000	905,007
President Chain Store Corp.	135,000	1,249,106
Quanta Computer Inc.	719,000	2,025,069
Realtek Semiconductor Corp.	153,000	2,076,135
Ruentex Development Co. Ltd.	436,000	1,141,132
Shanghai Commercial & Savings Bank Ltd/The	630,000	1,039,284
SinoPac Financial Holdings Co. Ltd.	4,316,842	2,658,410
Taishin Financial Holding Co. Ltd.	5,110,225	3,342,657
Taiwan Cement Corp.	1,213,013	1,883,049
Taiwan Cooperative Financial Holding Co. Ltd.	3,291,561	3,165,246
Taiwan High Speed Rail Corp.	545,000	516,329
Taiwan Mobile Co. Ltd.	596,000	2,189,636

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	7,210,000	$130,375,866
Unimicron Technology Corp.	369,000	2,588,212
Uni-President Enterprises Corp.	1,563,600	3,617,574
United Microelectronics Corp.	3,470,000	5,512,403
Vanguard International Semiconductor Corp.	280,000	985,190
Voltronic Power Technology Corp.	21,000	918,768
Wan Hai Lines Ltd.	204,000	988,834
Win Semiconductors Corp.	104,000	676,915
Winbond Electronics Corp.	1,085,000	979,563
Wiwynn Corp.	33,000	1,128,456
Yageo Corp.	133,000	1,795,171
Yang Ming Marine Transport Corp.(a)	525,000	2,190,258
Yuanta Financial Holding Co. Ltd.	2,715,840	2,390,463
Zhen Ding Technology Holding Ltd.	198,000	701,074
		306,146,972
Thailand — 0.2%
Advanced Info Service PCL, NVDR	367,300	2,296,398
Airports of Thailand PCL, NVDR(a)(b)	1,292,400	2,497,522
B Grimm Power PCL, NVDR(b)	246,300	232,290
Bangkok Dusit Medical Services PCL, NVDR	4,610,100	3,450,834
Bangkok Expressway & Metro PCL, NVDR	5,659,000	1,355,681
BTS Group Holdings PCL, NVDR	3,068,800	802,392
Central Pattana PCL, NVDR	1,172,200	2,055,552
Charoen Pokphand Foods PCL, NVDR	2,784,400	1,955,600
CP ALL PCL, NVDR	1,605,100	3,026,314
Delta Electronics Thailand PCL, NVDR	108,600	1,137,133
Electricity Generating PCL, NVDR	120,500	583,015
Energy Absolute PCL, NVDR(b)	701,900	1,800,790
Global Power Synergy PCL, NVDR	295,200	568,961
Gulf Energy Development PCL, NVDR	1,076,556	1,518,642
Indorama Ventures PCL, NVDR	943,033	1,234,926
Intouch Holdings PCL, NVDR	796,000	1,620,375
Muangthai Capital PCL, NVDR	327,500	438,508
Osotspa PCL, NVDR	227,500	230,714
PTT Exploration & Production PCL, NVDR	405,900	1,775,979
PTT Global Chemical PCL, NVDR	676,600	980,946
PTT PCL, NVDR	2,596,200	2,821,619
Ratch Group PCL, NVDR	667,200	855,720
Siam Cement PCL (The), NVDR	219,100	2,354,874
Srisawad Corp. PCL, NVDR	324,400	504,045
True Corp. PCL, NVDR	3,545,200	496,473
		36,595,303
Turkey — 0.0%
Akbank TAS	876,529	526,570
Aselsan Elektronik Sanayi Ve Ticaret AS	419,767	692,626
BIM Birlesik Magazalar AS	216,350	1,215,473
Eregli Demir ve Celik Fabrikalari TAS	482,847	1,091,330
Turkcell Iletisim Hizmetleri AS	293,044	427,085
Turkiye Garanti Bankasi AS	668,946	674,882
Turkiye Petrol Rafinerileri AS(a)	54,339	857,084
		5,485,050
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	1,564,999	4,326,173
Aldar Properties PJSC	2,165,463	3,317,918
Emaar Properties PJSC	1,736,790	2,995,705
Emirates NBD Bank PJSC	752,333	3,107,997
Emirates Telecommunications Group Co. PJSC	933,993	8,933,420
First Abu Dhabi Bank PJSC	1,218,773	7,445,928
		30,127,141
Security	Shares	Value

United Kingdom — 3.7%
3i Group PLC	348,060	$5,696,088
abrdn plc	778,001	1,826,846
Admiral Group PLC	54,735	1,722,909
Amcor PLC	476,354	5,649,558
Anglo American PLC	329,898	14,611,503
Antofagasta PLC	144,933	2,774,584
Ashtead Group PLC	150,935	7,804,431
Associated British Foods PLC	107,360	2,148,354
AstraZeneca PLC	458,995	61,248,879
Auto Trader Group PLC(c)	318,215	2,511,403
AVEVA Group PLC	41,239	1,108,342
Aviva PLC	934,036	5,011,221
BAE Systems PLC	993,574	9,177,301
Barclays PLC	4,722,128	8,679,937
Barratt Developments PLC	318,176	1,946,610
Berkeley Group Holdings PLC	48,014	2,435,102
BP PLC	6,015,348	29,040,857
British American Tobacco PLC	635,478	26,634,376
British Land Co PLC/The	343,972	2,215,666
BT Group PLC	2,486,848	5,514,798
Bunzl PLC	84,419	3,256,938
Burberry Group PLC	139,168	2,746,544
CK Hutchison Holdings Ltd.	673,516	4,726,686
Clarivate PLC(a)	105,215	1,649,771
Coca-Cola Europacific Partners PLC	65,580	3,275,721
Compass Group PLC	490,325	10,346,758
Croda International PLC	30,332	2,946,043
DCC PLC	27,742	2,101,982
Diageo PLC	668,748	33,363,071
Entain PLC(a)	184,600	3,468,694
Experian PLC	287,480	9,927,935
Ferguson PLC	72,512	9,096,572
GlaxoSmithKline PLC	1,447,015	32,619,453
Halma PLC	78,632	2,413,651
Hargreaves Lansdown PLC	91,132	1,043,311
Hikma Pharmaceuticals PLC	39,482	927,448
HSBC Holdings PLC	6,007,998	37,544,752
Imperial Brands PLC	285,968	5,952,576
Informa PLC(a)	340,794	2,417,557
InterContinental Hotels Group PLC	31,868	2,034,444
Intertek Group PLC	54,892	3,420,590
J Sainsbury PLC	669,893	1,954,583
JD Sports Fashion PLC	687,203	1,132,287
Johnson Matthey PLC	68,437	1,882,585
Kingfisher PLC	703,203	2,217,600
Land Securities Group PLC	260,975	2,447,572
Legal & General Group PLC	1,903,624	5,933,777
Lloyds Banking Group PLC	20,733,427	11,775,813
London Stock Exchange Group PLC	99,352	9,795,288
M&G PLC	666,979	1,770,792
Melrose Industries PLC	1,403,224	2,039,021
Mondi PLC	90,778	1,705,352
National Grid PLC	984,092	14,620,627
NatWest Group PLC	1,458,144	3,911,889
Next PLC	44,246	3,314,055
NMC Health PLC, NVS(a)(d)	19,275	—
Ocado Group PLC(a)(b)	144,691	1,654,780
Pearson PLC	251,055	2,437,695
Persimmon PLC	99,552	2,592,759
Prudential PLC	767,225	9,550,765

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Reckitt Benckiser Group PLC	208,021	$16,222,635
RELX PLC	590,612	17,594,616
Rentokil Initial PLC	494,871	3,398,908
Rolls-Royce Holdings PLC(a)	2,493,366	2,556,100
Royalty Pharma PLC, Class A	93,276	3,971,692
Sage Group PLC/The	230,852	2,118,434
Schroders PLC	22,859	806,928
Segro PLC	291,988	4,888,493
Severn Trent PLC	100,292	3,941,630
Shell PLC	2,282,767	61,282,916
Smith & Nephew PLC	278,458	4,513,403
Smiths Group PLC	97,971	1,792,800
Spirax-Sarco Engineering PLC	18,795	2,836,081
SSE PLC	315,248	7,321,895
St. James’s Place PLC	245,466	3,944,536
Standard Chartered PLC	819,840	5,604,690
Taylor Wimpey PLC	1,172,425	1,843,938
Tesco PLC	2,148,217	7,298,176
Unilever PLC	766,348	35,627,609
United Utilities Group PLC	149,035	2,141,693
Vodafone Group PLC	7,901,790	11,962,986
Whitbread PLC(a)	48,576	1,695,635
WPP PLC	389,424	4,854,117
		661,996,413
United States — 59.9%
10X Genomics Inc., Class A(a)(b)	23,674	1,130,670
3M Co.	165,605	23,883,553
A O Smith Corp.	31,842	1,860,528
Abbott Laboratories	524,832	59,568,432
AbbVie Inc.	524,272	77,005,071
ABIOMED Inc.(a)	14,298	4,097,521
Accenture PLC, Class A	186,888	56,133,680
Activision Blizzard Inc.	230,438	17,421,113
Adobe Inc.(a)(b)	139,915	55,399,344
Advance Auto Parts Inc.	20,602	4,112,777
Advanced Micro Devices Inc.(a)	489,080	41,826,122
AES Corp. (The)	213,810	4,366,000
Affirm Holdings Inc.(a)(b)	52,957	1,519,866
Aflac Inc.	196,977	11,282,843
Agilent Technologies Inc.	89,420	10,665,123
AGNC Investment Corp.	133,360	1,464,293
Air Products and Chemicals Inc.	65,749	15,389,868
Airbnb Inc., Class A(a)	82,667	12,665,415
Akamai Technologies Inc.(a)	51,692	5,803,978
Albemarle Corp.	36,074	6,956,149
Alexandria Real Estate Equities Inc.	31,076	5,660,804
Align Technology Inc.(a)	22,768	6,600,671
Alleghany Corp.(a)	4,444	3,717,406
Allegion PLC	21,680	2,476,723
Alliant Energy Corp.	82,468	4,849,943
Allstate Corp.(The)	85,456	10,813,602
Ally Financial Inc.	87,193	3,484,232
Alnylam Pharmaceuticals Inc.(a)	37,255	4,970,935
Alphabet Inc., Class A(a)	87,813	200,405,950
Alphabet Inc., Class C, NVS(a)	84,498	194,288,786
Altria Group Inc.	552,649	30,710,705
Amazon.com Inc.(a)	133,755	332,465,441
AMC Entertainment Holdings Inc., Class A(a)(b)	157,139	2,404,227
AMERCO	2,764	1,480,067
Ameren Corp.	79,751	7,408,868
Security	Shares	Value

United States (continued)
American Electric Power Co. Inc.	149,679	$14,834,686
American Express Co.	192,195	33,578,388
American Financial Group Inc./OH	23,770	3,291,670
American International Group Inc.	258,235	15,109,330
American Tower Corp.	135,639	32,691,712
American Water Works Co. Inc.	57,833	8,910,909
Ameriprise Financial Inc.	34,074	9,046,306
AmerisourceBergen Corp.	48,955	7,406,402
AMETEK Inc.	72,695	9,178,471
Amgen Inc.	166,286	38,776,232
Amphenol Corp., Class A	184,991	13,226,856
Analog Devices Inc.	158,673	24,495,938
Annaly Capital Management Inc.	359,350	2,307,027
ANSYS Inc.(a)	21,323	5,878,538
Anthem Inc.	72,759	36,519,925
Aon PLC, Class A	64,833	18,671,256
Apollo Global Management Inc.	110,022	5,474,695
Apple Inc.	4,815,866	759,221,275
Applied Materials Inc.	271,158	29,922,285
Aptiv PLC(a)	82,235	8,749,804
Aramark	53,861	1,952,461
Arch Capital Group Ltd.(a)	100,832	4,604,997
Archer-Daniels-Midland Co.	167,839	15,031,661
Arista Networks Inc.(a)	71,516	8,265,104
Arrow Electronics Inc.(a)	20,228	2,384,072
Arthur J Gallagher & Co.	48,429	8,159,802
Asana Inc., Class A(a)(b)	21,656	580,381
Assurant Inc.	13,665	2,485,390
AT&T Inc.	2,059,187	38,836,267
Atmos Energy Corp.	36,966	4,191,944
Autodesk Inc.(a)	66,800	12,643,904
Automatic Data Processing Inc.	127,518	27,821,877
AutoZone Inc.(a)	6,545	12,798,551
Avalara Inc.(a)	27,411	2,085,155
AvalonBay Communities Inc.	43,272	9,843,515
Avantor Inc.(a)	145,252	4,630,634
Avery Dennison Corp.	18,821	3,399,073
Baker Hughes Co.	225,597	6,998,019
Ball Corp.	99,368	8,064,707
Bank of America Corp.	2,124,409	75,798,913
Bank of New York Mellon Corp. (The)	240,028	10,095,578
Bath & Body Works Inc.	77,429	4,095,220
Bausch Health Cos Inc.(a)	103,298	1,962,795
Baxter International Inc.	151,012	10,730,913
Becton Dickinson and Co.	86,603	21,407,396
Bentley Systems Inc., Class B(b)	54,163	2,295,970
Berkshire Hathaway Inc., Class B(a)	383,076	123,668,425
Best Buy Co. Inc.	63,564	5,716,311
Bill.com Holdings Inc.(a)	22,470	3,835,854
Biogen Inc.(a)	44,156	9,159,721
BioMarin Pharmaceutical Inc.(a)	57,448	4,673,395
Bio-Rad Laboratories Inc., Class A(a)	7,276	3,725,749
Bio-Techne Corp.	10,625	4,034,206
Black Knight Inc.(a)	40,688	2,676,864
BlackRock Inc.(f)	45,931	28,692,177
Blackstone Inc., NVS	198,911	20,203,390
Block Inc.(a)(b)	144,878	14,421,156
Boeing Co. (The)(a)	164,708	24,515,139
Booking Holdings Inc.(a)	12,218	27,005,568
Booz Allen Hamilton Holding Corp.	43,384	3,541,436

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
BorgWarner Inc.	75,103	$2,766,043
Boston Properties Inc.	48,780	5,736,528
Boston Scientific Corp.(a)	434,401	18,292,626
Bristol-Myers Squibb Co.	663,182	49,917,709
Broadcom Inc.	121,348	67,274,118
Broadridge Financial Solutions Inc.	27,953	4,028,866
Brown & Brown Inc.	76,713	4,754,672
Brown-Forman Corp., Class B, NVS	97,787	6,594,755
Bunge Ltd.	40,552	4,587,242
Burlington Stores Inc.(a)(b)	21,093	4,293,691
Cable One Inc.	1,569	1,829,768
Cadence Design Systems Inc.(a)	86,001	12,973,251
Caesars Entertainment Inc.(a)(b)	64,393	4,267,968
Camden Property Trust	30,208	4,739,333
Campbell Soup Co.	49,318	2,328,796
Capital One Financial Corp.	125,695	15,664,111
Cardinal Health Inc.	89,116	5,173,184
Carlyle Group Inc. (The)	38,923	1,412,516
CarMax Inc.(a)(b)	50,552	4,336,351
Carnival Corp.(a)	239,862	4,149,613
Carrier Global Corp.	257,141	9,840,786
Carvana Co., Class A(a)(b)	23,326	1,351,975
Catalent Inc.(a)	49,819	4,511,609
Caterpillar Inc.	161,111	33,920,310
Cboe Global Markets Inc.	36,651	4,140,830
CBRE Group Inc., Class A(a)	104,633	8,688,724
CDW Corp./DE	34,460	5,623,183
Celanese Corp.	34,497	5,068,989
Centene Corp.(a)	175,333	14,123,073
CenterPoint Energy Inc.	112,355	3,439,187
Ceridian HCM Holding Inc.(a)	40,552	2,276,184
Cerner Corp.	88,754	8,310,925
CF Industries Holdings Inc.	67,890	6,573,789
CH Robinson Worldwide Inc.	40,519	4,301,092
Charles River Laboratories International Inc.(a)	13,829	3,339,842
Charles Schwab Corp. (The)	417,258	27,676,723
Charter Communications Inc., Class A(a)	38,069	16,312,186
Cheniere Energy Inc.	72,428	9,836,447
Chevron Corp.	570,236	89,338,874
Chewy Inc., Class A(a)(b)	27,862	809,670
Chipotle Mexican Grill Inc.(a)	8,367	12,179,089
Chubb Ltd.	130,294	26,899,196
Church & Dwight Co. Inc.	78,360	7,644,802
Cigna Corp.	100,476	24,795,467
Cincinnati Financial Corp.	39,126	4,799,195
Cintas Corp.	22,860	9,081,364
Cisco Systems Inc.	1,248,471	61,150,110
Citigroup Inc.	552,546	26,638,243
Citizens Financial Group Inc.	132,506	5,220,736
Citrix Systems Inc.	37,159	3,719,616
Clorox Co. (The)	38,723	5,555,589
Cloudflare Inc., Class A(a)	76,074	6,553,014
CME Group Inc.	109,478	24,012,905
CMS Energy Corp.	89,872	6,173,308
Coca-Cola Co. (The)	1,205,076	77,859,960
Cognex Corp.	42,933	2,903,559
Cognizant Technology Solutions Corp., Class A	160,490	12,983,641
Coinbase Global Inc., Class A(a)(b)	11,030	1,243,191
Colgate-Palmolive Co.	223,581	17,226,916
Comcast Corp., Class A	1,333,831	53,033,121
Security	Shares	Value

United States (continued)
Conagra Brands Inc.	156,502	$5,466,615
ConocoPhillips	398,644	38,078,475
Consolidated Edison Inc.	99,459	9,223,828
Constellation Brands Inc., Class A	51,315	12,628,108
Constellation Energy Corp.	99,643	5,899,862
Cooper Companies Inc. (The)	11,771	4,249,802
Copart Inc.(a)	63,735	7,243,483
Corning Inc.	238,640	8,397,742
Corteva Inc.	227,619	13,131,340
CoStar Group Inc.(a)	121,219	7,711,953
Costco Wholesale Corp.	129,941	69,092,229
Coterra Energy Inc.	220,182	6,339,040
Coupa Software Inc.(a)	21,623	1,866,065
Crowdstrike Holdings Inc., Class A(a)(b)	57,430	11,414,787
Crown Castle International Corp.	130,026	24,082,115
Crown Holdings Inc.	31,767	3,495,641
CSX Corp.	668,215	22,946,503
Cummins Inc.	44,083	8,340,063
CVS Health Corp.	391,675	37,651,718
Danaher Corp.	191,545	48,102,696
Darden Restaurants Inc.	40,373	5,318,335
Datadog Inc., Class A(a)	63,431	7,661,196
DaVita Inc.(a)(b)	22,083	2,393,135
Deere & Co.	84,196	31,788,200
Dell Technologies Inc., Class C	75,173	3,533,883
Delta Air Lines Inc.(a)	49,120	2,113,634
DENTSPLY SIRONA Inc.	70,580	2,822,494
Devon Energy Corp.	190,417	11,076,557
Dexcom Inc.(a)	29,233	11,944,019
Diamondback Energy Inc.	48,475	6,118,999
Digital Realty Trust Inc.	85,334	12,469,004
Discover Financial Services	90,681	10,197,985
DISH Network Corp., Class A(a)	76,957	2,194,044
DocuSign Inc.(a)	59,021	4,780,701
Dollar General Corp.	71,610	17,009,523
Dollar Tree Inc.(a)	67,744	11,005,013
Dominion Energy Inc.	231,006	18,859,330
Domino’s Pizza Inc.	11,534	3,898,492
DoorDash Inc., Class A(a)	31,623	2,575,061
Dover Corp.	45,590	6,077,147
Dow Inc.	224,808	14,949,732
DR Horton Inc.	105,034	7,309,316
DraftKings Inc., Class A(a)(b)	98,883	1,352,719
Dropbox Inc., Class A(a)	84,332	1,834,221
DTE Energy Co.	54,753	7,174,833
Duke Energy Corp.	224,891	24,773,993
Duke Realty Corp.	118,440	6,484,590
DuPont de Nemours Inc.	155,684	10,264,246
Dynatrace Inc.(a)	63,944	2,452,892
Eastman Chemical Co.	28,901	2,967,266
Eaton Corp. PLC	116,328	16,869,887
eBay Inc.	197,620	10,260,430
Ecolab Inc.	77,289	13,088,119
Edison International	113,959	7,839,240
Edwards Lifesciences Corp.(a)	190,733	20,175,737
Elanco Animal Health Inc.(a)(b)	108,825	2,754,361
Electronic Arts Inc.	85,275	10,066,714
Eli Lilly & Co.	240,782	70,339,646
Emerson Electric Co.	183,641	16,560,745
Enphase Energy Inc.(a)	38,708	6,247,471

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Entegris Inc.	36,471	$4,062,505
Entergy Corp.	61,966	7,364,659
EOG Resources Inc.	161,803	18,892,118
EPAM Systems Inc.(a)	16,061	4,256,004
Equifax Inc.	37,960	7,725,619
Equinix Inc.	26,882	19,330,309
Equitable Holdings Inc.	118,648	3,420,622
Equity LifeStyle Properties Inc.	38,435	2,970,257
Equity Residential	110,475	9,003,712
Erie Indemnity Co., Class A, NVS	6,265	1,004,154
Essential Utilities Inc.	74,593	3,338,783
Essex Property Trust Inc.	20,619	6,789,218
Estee Lauder Companies Inc. (The), Class A	69,958	18,473,109
Etsy Inc.(a)(b)	38,173	3,557,342
Everest Re Group Ltd.	13,395	3,679,740
Evergy Inc.	53,451	3,626,650
Eversource Energy	100,097	8,748,478
Exact Sciences Corp.(a)(b)	49,642	2,732,792
Exelon Corp.	299,017	13,988,015
Expedia Group Inc.(a)	42,835	7,485,416
Expeditors International of Washington Inc.	55,336	5,482,138
Extra Space Storage Inc.	42,140	8,006,600
Exxon Mobil Corp.	1,229,265	104,794,841
F5 Inc.(a)	19,301	3,231,180
FactSet Research Systems Inc.	7,982	3,220,657
Fair Isaac Corp.(a)	8,296	3,098,639
Fastenal Co.	178,071	9,849,107
FedEx Corp.	72,578	14,424,152
Fidelity National Financial Inc.	84,716	3,373,391
Fidelity National Information Services Inc.	176,016	17,451,986
Fifth Third Bancorp	215,706	8,095,446
First Citizens BancShares Inc./NC, Class A	2,871	1,835,660
First Republic Bank/CA	53,623	8,001,624
FirstEnergy Corp.	165,050	7,148,315
Fiserv Inc.(a)	176,536	17,286,405
FleetCor Technologies Inc.(a)	23,368	5,830,783
FMC Corp.	41,001	5,434,273
Ford Motor Co.	1,167,830	16,536,473
Fortinet Inc.(a)	43,079	12,450,262
Fortive Corp.	99,816	5,739,420
Fortune Brands Home & Security Inc.	32,707	2,330,374
Fox Corp., Class A, NVS	107,480	3,852,083
Franklin Resources Inc.	93,181	2,291,321
Freeport-McMoRan Inc.	449,786	18,238,822
Garmin Ltd.	38,511	4,226,197
Gartner Inc.(a)	26,669	7,748,678
Generac Holdings Inc.(a)	19,385	4,252,681
General Dynamics Corp.	64,744	15,313,898
General Electric Co.	325,145	24,239,560
General Mills Inc.	169,681	12,001,537
General Motors Co.(a)	387,276	14,681,633
Genuine Parts Co.	32,021	4,164,331
Gilead Sciences Inc.	365,190	21,670,375
Global Payments Inc.	88,130	12,072,047
Globe Life Inc.	25,823	2,532,720
GoDaddy Inc., Class A(a)	52,887	4,273,798
Goldman Sachs Group Inc. (The)	100,759	30,780,867
Guidewire Software Inc.(a)	26,996	2,347,032
Halliburton Co.	264,686	9,428,115
Hartford Financial Services Group Inc. (The)	107,497	7,517,265
Security	Shares	Value

United States (continued)
Hasbro Inc.	40,183	$3,538,515
HCA Healthcare Inc.	73,466	15,762,130
Healthpeak Properties Inc.	175,526	5,759,008
HEICO Corp.	13,594	1,919,881
HEICO Corp., Class A	15,260	1,779,926
Henry Schein Inc.(a)	32,646	2,647,591
Hershey Co. (The)	43,626	9,849,442
Hess Corp.	87,211	8,988,838
Hewlett Packard Enterprise Co.	412,035	6,349,459
Hilton Worldwide Holdings Inc.(a)	68,100	10,575,249
Hologic Inc.(a)	62,165	4,475,258
Home Depot Inc. (The)	305,875	91,884,850
Honeywell International Inc.	204,052	39,486,103
Hormel Foods Corp.	93,644	4,906,009
Host Hotels & Resorts Inc.(b)	223,414	4,546,475
Howmet Aerospace Inc.	125,954	4,297,550
HP Inc.	340,290	12,464,823
HubSpot Inc.(a)	13,356	5,067,667
Humana Inc.	38,212	16,987,527
Huntington Bancshares Inc./OH	272,252	3,580,114
Huntington Ingalls Industries Inc.	10,229	2,176,117
IAC/InterActiveCorp.(a)(b)	25,261	2,093,632
IDEX Corp.	15,643	2,969,354
IDEXX Laboratories Inc.(a)	26,487	11,402,124
Illinois Tool Works Inc.	94,385	18,604,227
Illumina Inc.(a)	44,422	13,177,786
Incyte Corp.(a)	58,407	4,378,189
Ingersoll Rand Inc.	113,769	5,001,285
Insulet Corp.(a)	19,957	4,769,523
Intel Corp.	1,190,973	51,914,513
Intercontinental Exchange Inc.	171,508	19,862,341
International Business Machines Corp.	266,301	35,207,655
International Flavors & Fragrances Inc.	74,763	9,068,752
International Paper Co.	118,892	5,502,322
Interpublic Group of Companies Inc. (The)	84,468	2,755,346
Intuit Inc.	81,164	33,987,425
Intuitive Surgical Inc.(a)	107,645	25,759,448
Invesco Ltd.	99,646	1,831,493
Invitation Homes Inc.	130,013	5,177,118
IPG Photonics Corp.(a)	11,612	1,097,102
IQVIA Holdings Inc.(a)	49,387	10,765,872
Iron Mountain Inc.	72,528	3,896,929
Jack Henry & Associates Inc.	18,555	3,517,657
Jacobs Engineering Group Inc.	38,921	5,392,505
Jazz Pharmaceuticals PLC(a)	18,334	2,937,473
JB Hunt Transport Services Inc.	18,954	3,238,291
JM Smucker Co. (The)	28,130	3,851,841
Johnson & Johnson	762,807	137,656,151
Johnson Controls International PLC	212,742	12,736,864
JPMorgan Chase & Co.	851,569	101,643,276
Juniper Networks Inc.	97,826	3,083,476
Kellogg Co.	62,575	4,286,387
Keurig Dr Pepper Inc.	180,196	6,739,330
KeyCorp	287,841	5,558,210
Keysight Technologies Inc.(a)	55,376	7,767,592
Kimberly-Clark Corp.	94,829	13,165,110
Kimco Realty Corp.	182,021	4,610,592
Kinder Morgan Inc.	610,418	11,079,087
KKR & Co. Inc.	161,154	8,214,019
KLA Corp.	47,047	15,020,225

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Knight-Swift Transportation Holdings Inc.	36,533	$1,749,565
Kraft Heinz Co. (The)	199,056	8,485,757
Kroger Co. (The)	213,371	11,513,499
L3Harris Technologies Inc.	61,420	14,265,409
Laboratory Corp. of America Holdings(a)	29,920	7,189,178
Lam Research Corp.	42,779	19,924,747
Las Vegas Sands Corp.(a)	104,347	3,697,014
Lear Corp.	11,587	1,482,441
Leidos Holdings Inc.	42,388	4,387,582
Lennar Corp., Class A	85,748	6,558,865
Lennox International Inc.	7,991	1,703,601
Liberty Broadband Corp., Class C, NVS(a)	46,198	5,165,860
Liberty Global PLC, Class A(a)	50,044	1,139,001
Liberty Global PLC, Class C, NVS(a)	107,130	2,538,981
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	66,724	4,158,907
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	19,338	808,909
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	39,932	1,672,352
Lincoln National Corp.	59,794	3,596,609
Live Nation Entertainment Inc.(a)	42,351	4,441,773
LKQ Corp.	92,813	4,606,309
Lockheed Martin Corp.	71,167	30,752,684
Loews Corp.	46,949	2,950,275
Lowe’s Companies Inc.	198,469	39,243,275
Lucid Group Inc.(a)(b)	123,857	2,239,335
Lululemon Athletica Inc.(a)	36,035	12,779,092
Lumen Technologies Inc.	291,795	2,935,458
Lyft Inc., Class A(a)	75,636	2,465,734
LyondellBasell Industries NV, Class A	83,117	8,812,895
M&T Bank Corp.	40,096	6,681,597
Marathon Petroleum Corp.	197,403	17,225,386
Markel Corp.(a)	3,368	4,557,847
MarketAxess Holdings Inc.	10,116	2,666,679
Marriott International Inc./MD, Class A(a)	85,563	15,189,144
Marsh & McLennan Companies Inc.	152,444	24,650,195
Martin Marietta Materials Inc.	19,583	6,936,690
Marvell Technology Inc.	246,816	14,335,073
Masco Corp.	82,550	4,349,559
Masimo Corp.(a)	15,316	1,730,249
Mastercard Inc., Class A(b)	258,186	93,819,629
Match Group Inc.(a)	78,649	6,225,068
McCormick & Co. Inc./MD, NVS	78,352	7,879,861
McDonald’s Corp.	220,434	54,923,335
McKesson Corp.	48,618	15,052,619
Medical Properties Trust Inc.	145,516	2,676,039
Medtronic PLC	395,347	41,258,413
Merck & Co. Inc.	745,832	66,147,840
Meta Platforms Inc, Class A(a)	693,859	139,097,914
MetLife Inc.	220,882	14,507,530
Mettler-Toledo International Inc.(a)	6,070	7,754,607
MGM Resorts International	124,168	5,095,855
Microchip Technology Inc.	160,076	10,436,955
Micron Technology Inc.	334,511	22,810,305
Microsoft Corp.	2,094,010	581,129,655
Mid-America Apartment Communities Inc.	36,958	7,268,899
Moderna Inc.(a)	102,247	13,743,019
Mohawk Industries Inc.(a)	19,028	2,684,090
Molina Healthcare Inc.(a)	15,978	5,008,304
Molson Coors Beverage Co., Class B	64,599	3,497,390
Security	Shares	Value

United States (continued)
Mondelez International Inc., Class A	417,915	$26,947,159
MongoDB Inc., Class A(a)(b)	17,587	6,242,154
Monolithic Power Systems Inc.	13,284	5,210,516
Monster Beverage Corp.(a)	119,740	10,259,323
Moody’s Corp.	50,426	15,958,820
Morgan Stanley	404,406	32,591,080
Mosaic Co. (The)	116,004	7,240,970
Motorola Solutions Inc.	50,933	10,883,873
MSCI Inc.	22,359	9,418,729
Nasdaq Inc.	25,073	3,945,738
NetApp Inc.	73,454	5,380,505
Netflix Inc.(a)	130,434	24,829,416
Neurocrine Biosciences Inc.(a)	27,674	2,491,490
Newell Brands Inc.	133,859	3,098,836
Newmont Corp.	238,498	17,374,579
News Corp., Class A, NVS	120,810	2,399,287
NextEra Energy Inc.	567,002	40,268,482
Nike Inc., Class B	378,572	47,207,928
NiSource Inc.	76,605	2,230,738
Nordson Corp.	15,886	3,426,451
Norfolk Southern Corp.	73,235	18,885,842
Northern Trust Corp.	63,037	6,495,963
Northrop Grumman Corp.	46,084	20,249,310
NortonLifeLock Inc.	185,290	4,639,662
Novavax Inc.(a)(b)	21,964	989,917
Novocure Ltd.(a)(b)	27,085	2,074,169
NRG Energy Inc.	77,539	2,783,650
Nucor Corp.	87,061	13,475,302
NVIDIA Corp.	735,123	136,343,263
NVR Inc.(a)	814	3,562,235
Occidental Petroleum Corp.	280,492	15,452,304
Okta Inc.(a)	41,559	4,958,404
Old Dominion Freight Line Inc.	24,257	6,794,871
Omnicom Group Inc.	67,494	5,138,318
ON Semiconductor Corp.(a)	115,500	6,018,705
ONEOK Inc.	142,085	8,998,243
Oracle Corp.	487,342	35,770,903
O’Reilly Automotive Inc.(a)	20,582	12,484,012
Otis Worldwide Corp.	105,568	7,689,573
Owens Corning	23,045	2,095,482
PACCAR Inc.	107,697	8,944,236
Packaging Corp. of America	22,559	3,635,834
Palantir Technologies Inc., Class A(a)	470,716	4,895,446
Palo Alto Networks Inc.(a)	29,819	16,736,808
Paramount Global, Class B, NVS	174,740	5,088,429
Parker-Hannifin Corp.	40,511	10,971,189
Paychex Inc.	101,194	12,824,316
Paycom Software Inc.(a)	15,790	4,444,411
PayPal Holdings Inc.(a)	328,134	28,852,823
Peloton Interactive Inc., Class A(a)(b)	83,261	1,462,063
Pentair PLC	57,807	2,933,705
PepsiCo Inc.	407,738	70,012,692
PerkinElmer Inc.	29,685	4,352,118
Pfizer Inc.	1,651,310	81,029,782
PG&E Corp.(a)(b)	445,193	5,631,691
Philip Morris International Inc.	452,992	45,299,200
Phillips 66	141,403	12,268,124
Pinterest Inc., Class A(a)	166,003	3,406,382
Pioneer Natural Resources Co.	64,397	14,970,371
Plug Power Inc.(a)(b)	155,152	3,261,295

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PNC Financial Services Group Inc. (The)	128,500	$21,343,850
Pool Corp.	11,557	4,683,128
PPG Industries Inc.	73,004	9,343,782
PPL Corp.	221,121	6,259,936
Principal Financial Group Inc.	80,744	5,501,896
Procter & Gamble Co. (The)	705,697	113,299,653
Progressive Corp. (The)	178,504	19,164,189
Prologis Inc.	220,259	35,305,315
Prudential Financial Inc.	116,210	12,609,947
PTC Inc.(a)	25,690	2,934,055
Public Service Enterprise Group Inc.	155,943	10,862,989
Public Storage	48,300	17,943,450
PulteGroup Inc.	83,050	3,468,168
QIAGEN NV(a)	55,502	2,559,591
Qorvo Inc.(a)	34,890	3,969,784
QUALCOMM Inc.	333,271	46,554,626
Quest Diagnostics Inc.	37,663	5,040,816
Raymond James Financial Inc.	42,906	4,181,619
Raytheon Technologies Corp.	447,785	42,499,274
Realty Income Corp.	147,705	10,244,819
Regency Centers Corp.	36,488	2,511,469
Regeneron Pharmaceuticals Inc.(a)	31,958	21,063,837
Regions Financial Corp.	302,837	6,274,783
Republic Services Inc.	66,993	8,995,150
ResMed Inc.	45,324	9,063,440
RingCentral Inc., Class A(a)	23,367	1,982,690
Rivian Automotive Inc., Class A(a)(b)	50,386	1,523,673
Robert Half International Inc.	27,143	2,668,428
Robinhood Markets Inc., Class A(a)(b)	49,426	484,622
Rockwell Automation Inc.	34,849	8,805,297
Roku Inc.(a)(b)	34,799	3,232,827
Rollins Inc.	57,201	1,918,522
Roper Technologies Inc.	31,507	14,805,769
Ross Stores Inc.	109,442	10,919,028
Royal Caribbean Cruises Ltd.(a)	66,177	5,143,938
RPM International Inc.	33,916	2,811,636
S&P Global Inc.	104,301	39,269,326
salesforce.com Inc.(a)	289,229	50,886,950
SBA Communications Corp.	34,187	11,866,650
Schlumberger NV	411,868	16,066,971
Seagen Inc.(a)	39,916	5,229,395
Sealed Air Corp.	40,683	2,612,255
SEI Investments Co.	26,177	1,458,582
Sempra Energy	86,425	13,945,538
Sensata Technologies Holding PLC(a)	42,805	1,943,775
ServiceNow Inc.(a)	59,442	28,419,220
Sherwin-Williams Co. (The)	75,300	20,704,488
Signature Bank/New York NY	17,398	4,214,665
Simon Property Group Inc.	96,423	11,377,914
Sirius XM Holdings Inc.(b)	336,529	2,019,174
Skyworks Solutions Inc.	50,987	5,776,827
Snap Inc., Class A, NVS(a)(b)	316,182	8,998,540
Snap-on Inc.	13,063	2,775,757
Snowflake Inc., Class A(a)	63,010	10,802,434
SoFi Technologies Inc.(a)(b)	154,731	946,954
SolarEdge Technologies Inc.(a)	15,388	3,853,309
Southern Co. (The)	319,734	23,465,278
Southwest Airlines Co.(a)	45,306	2,116,696
Splunk Inc.(a)	49,795	6,075,986
SS&C Technologies Holdings Inc.	68,782	4,447,444
Security	Shares	Value

United States (continued)
Stanley Black & Decker Inc.	41,504	$4,986,706
Starbucks Corp.	352,637	26,320,826
State Street Corp.	113,336	7,590,112
Steel Dynamics Inc.	47,245	4,051,259
Stryker Corp.	102,365	24,696,580
Sun Communities Inc.	26,389	4,633,117
Sunrun Inc.(a)(b)	54,046	1,079,839
SVB Financial Group(a)	17,173	8,374,242
Synchrony Financial	167,859	6,178,890
Synopsys Inc.(a)	38,876	11,149,248
Sysco Corp.	151,042	12,911,070
T Rowe Price Group Inc.	67,315	8,282,438
Take-Two Interactive Software Inc.(a)	35,256	4,213,445
Target Corp.	141,319	32,312,589
Teladoc Health Inc.(a)(b)	41,794	1,410,965
Teledyne Technologies Inc.(a)	13,054	5,633,454
Teleflex Inc.	10,837	3,095,264
Teradyne Inc.	50,957	5,373,925
Tesla Inc.(a)	250,470	218,099,257
Texas Instruments Inc.	273,898	46,631,134
Textron Inc.	67,398	4,667,311
Thermo Fisher Scientific Inc.	116,836	64,600,961
TJX Companies Inc. (The)	362,662	22,223,927
T-Mobile U.S. Inc.(a)	183,405	22,584,492
Tractor Supply Co.	34,111	6,871,661
Trade Desk Inc. (The), Class A(a)	131,000	7,718,520
Tradeweb Markets Inc., Class A	29,368	2,090,708
TransDigm Group Inc.(a)	15,955	9,490,194
TransUnion	59,913	5,243,586
Travelers Companies Inc. (The)	74,133	12,681,191
Trimble Inc.(a)	82,678	5,514,623
Truist Financial Corp.	399,662	19,323,658
Twilio Inc., Class A(a)	50,024	5,593,684
Twitter Inc.(a)	239,413	11,736,025
Tyler Technologies Inc.(a)	11,468	4,526,534
Tyson Foods Inc., Class A	91,874	8,558,982
U.S. Bancorp.	399,170	19,383,695
Uber Technologies Inc.(a)	405,967	12,779,841
UDR Inc.	93,655	4,983,383
UGI Corp.	53,038	1,819,203
Ulta Beauty, Inc.(a)	15,713	6,234,918
Union Pacific Corp.	190,356	44,598,507
United Parcel Service Inc., Class B	214,978	38,691,740
United Rentals Inc.(a)	23,354	7,392,008
UnitedHealth Group Inc.	277,131	140,934,970
Unity Software Inc.(a)(b)	17,611	1,169,547
Universal Health Services Inc., Class B	17,920	2,195,738
Upstart Holdings Inc.(a)(b)	12,765	957,630
Vail Resorts Inc.	13,180	3,349,829
Valero Energy Corp.	122,882	13,698,885
Veeva Systems Inc., Class A(a)	42,464	7,726,325
Ventas Inc.	117,046	6,501,905
VeriSign Inc.(a)	32,270	5,766,326
Verisk Analytics Inc.	47,074	9,605,450
Verizon Communications Inc.	1,186,492	54,934,580
Vertex Pharmaceuticals Inc.(a)	77,709	21,231,653
VF Corp.	92,692	4,819,984
Viatris Inc.	374,556	3,869,163
VICI Properties Inc.	283,248	8,443,623
Visa Inc., Class A	492,015	104,863,157

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Vistra Corp.	104,320	$2,610,086
VMware Inc., Class A	58,194	6,287,280
Vornado Realty Trust	48,670	1,884,016
Vulcan Materials Co.	41,015	7,066,474
W R Berkley Corp.	65,442	4,351,239
Walgreens Boots Alliance Inc.	218,612	9,269,149
Walmart Inc.	443,627	67,870,495
Walt Disney Co. (The)(a)	535,567	59,785,344
Warner Bros. Discovery Inc.(a)	635,616	11,536,430
Waste Management Inc.	126,792	20,849,676
Waters Corp.(a)	19,913	6,034,037
Wayfair Inc., Class A(a)(b)	21,880	1,683,447
WEC Energy Group Inc.	97,796	9,784,490
Wells Fargo & Co.	1,163,757	50,774,718
Welltower Inc.	127,252	11,555,754
West Pharmaceutical Services Inc.	23,037	7,258,037
Western Digital Corp.(a)	93,317	4,952,333
Western Union Co. (The)	138,167	2,315,679
Westinghouse Air Brake Technologies Corp.	53,929	4,848,756
Westrock Co.	84,129	4,166,909
Weyerhaeuser Co.	222,394	9,167,081
Whirlpool Corp.	20,838	3,782,514
Williams Companies Inc. (The)	318,054	10,906,072
Willis Towers Watson PLC	39,272	8,437,982
Workday Inc., Class A(a)	54,360	11,236,212
WP Carey Inc.	35,031	2,829,454
WW Grainger Inc.	13,812	6,906,414
Wynn Resorts Ltd.(a)	33,083	2,331,690
Xcel Energy Inc.	160,947	11,790,977
Xylem Inc./NY	59,111	4,758,435
Yum! Brands Inc.	90,707	10,613,626
Zebra Technologies Corp., Class A(a)	15,969	5,903,101
Zendesk Inc.(a)(b)	33,453	4,082,604
Zillow Group Inc., Class C, NVS(a)(b)	62,885	2,504,081
Zimmer Biomet Holdings Inc.	62,157	7,505,458
Zoetis Inc.	142,133	25,193,074
Zoom Video Communications Inc., Class A(a)	64,516	6,423,858
ZoomInfo Technologies Inc.(a)(b)	76,378	3,620,317
Zscaler Inc.(a)	25,403	5,150,204
		10,735,938,953
Total Common Stocks — 99.2%
(Cost: $14,944,734,705)		17,763,872,589

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	1,880,710	6,839,705
Cia. Energetica de Minas Gerais, Preference Shares, NVS	510,534	1,514,889
Gerdau SA, Preference Shares, NVS	266,320	1,506,684
Itau Unibanco Holding SA, Preference Shares, NVS	1,339,299	6,466,301
Itausa SA, Preference Shares, NVS	1,489,315	2,774,419
Petroleo Brasileiro SA, Preference Shares, NVS	1,776,102	10,878,016
		29,980,014
Security	Shares	Value

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	45,106	$3,348,199

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	194,173	1,883,841

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,823	355,304
Fuchs Petrolub SE, Preference Shares, NVS	16,341	515,415
Henkel AG & Co. KGaA, Preference Shares, NVS	56,531	3,629,929
Porsche Automobil Holding SE, Preference Shares, NVS	48,769	4,022,462
Sartorius AG, Preference Shares, NVS	9,083	3,405,485
Volkswagen AG, Preference Shares, NVS	64,497	9,988,419
		21,917,014
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,929,900	270

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	262,484	12,306,205

Total Preferred Stocks — 0.4%
(Cost: $63,282,569)		69,435,543

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	215,294,737	215,294,737
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	17,010,000	17,010,000
		232,304,737
Total Short-Term Investments — 1.3%
(Cost: $232,242,078)		232,304,737

Total Investments in Securities — 100.9%
(Cost: $15,240,259,352)		18,065,612,869

Other Assets, Less Liabilities — (0.9)%		(153,310,015)

Net Assets — 100.0%		$17,912,302,854

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$121,480,560	$93,909,601	(a)	$—		$(55,013)	$(40,411)	$215,294,737	215,294,737	$776,449	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,600,000	—		(12,590,000	)(a)	—	—	17,010,000	17,010,000	8,457		—
BlackRock Inc.	34,020,813	7,661,276		(2,334,767)		1,005,459	(11,660,604)	28,692,177	45,931	532,841		—
						$950,446	$(11,701,015)	$260,996,914		$1,317,747		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	181	06/17/22	$18,069	$(585,901)
MSCI Emerging Markets Index	173	06/17/22	9,147	(111,918)
S&P 500 E-Mini Index	222	06/17/22	45,815	(1,905,892)
				$(2,603,711)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,762,938,681	$6,000,262,969	$670,939	$17,763,872,589
Preferred Stocks	35,212,054	34,223,219	270	69,435,543
Money Market Funds	232,304,737	—	—	232,304,737
	$12,030,455,472	$6,034,486,188	$671,209	$18,065,612,869
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,603,711)	$—	$—	$(2,603,711)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt